UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
Market Vectors ETF Trust
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000
Date of fiscal year end: April 30
Date of reporting period: January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS
January 31, 2013 (unaudited)

Number of Shares		Value

CLOSED-END FUNDS: 99.9%
16,453	Alliance Bernstein National Municipal Income Fund, Inc.	$263,906
10,123	BlackRock Investment Quality Municipal Trust, Inc.	168,042
9,875	BlackRock Long-Term Municipal Advantage Trust	129,659
21,991	BlackRock Muni Intermediate Duration Fund, Inc.	371,428
29,095	BlackRock MuniAssets Fund, Inc.	418,968
9,292	BlackRock Municipal 2018 Term Trust	154,526
15,017	BlackRock Municipal 2020 Term Trust	253,187
6,131	BlackRock Municipal Bond Trust	107,783
15,305	BlackRock Municipal Income Quality Trust	253,451
26,160	BlackRock Municipal Income Trust	413,851
13,758	BlackRock Municipal Income Trust II	229,759
21,958	BlackRock MuniEnhanced Fund, Inc.	280,404
6,711	BlackRock MuniHoldings Fund II, Inc.	120,530
8,217	BlackRock MuniHoldings Fund, Inc.	159,328
27,732	BlackRock MuniHoldings Investment Quality Fund	454,250
16,619	BlackRock MuniHoldings Quality Fund II, Inc.	256,265
7,786	BlackRock MuniHoldings Quality Fund, Inc.	121,851
10,399	BlackRock MuniVest Fund II, Inc.	188,534
32,028	BlackRock MuniVest Fund, Inc.	365,439
26,790	BlackRock MuniYield Fund, Inc.	451,411
7,846	BlackRock MuniYield Investment Fund	134,794
16,575	BlackRock MuniYield Quality Fund II, Inc. †	246,967
48,897	BlackRock MuniYield Quality Fund III, Inc.	765,727
17,617	BlackRock MuniYield Quality Fund, Inc.	305,479
10,642	Dreyfus Municipal Income, Inc. †	114,614
28,074	Dreyfus Strategic Municipal Bond Fund, Inc.	265,299
35,103	Dreyfus Strategic Municipals, Inc.	345,764
22,878	DWS Municipal Income Trust	345,458
48,962	Eaton Vance Municipal Bond Fund	698,688
26,198	Invesco Advantage Municipal Income Trust II	356,817
14,605	Invesco Municipal Income Opportunities Trust	111,290
19,982	Invesco Municipal Opportunity Trust †	299,530
23,302	Invesco Municipal Trust †	348,365
17,729	Invesco Quality Municipal Income Trust	251,397
31,724	Invesco Trust for Investment Grade Municipals	501,239
38,212	Invesco Value Municipal Income Trust	630,880
18,824	MFS High Income Municipal Trust	107,861
23,702	MFS Municipal Income Trust	185,824
11,061	Neuberger Berman Intermediate Municipal Fund, Inc.	183,281
16,692	Nuveen AMT-Free Municipal Income Fund	254,553
7,711	Nuveen AMT-Free Municipal Value Fund	139,106
32,130	Nuveen Dividend Advantage Municipal Fund	508,618
24,995	Nuveen Dividend Advantage Municipal Fund 2	390,422
27,110	Nuveen Dividend Advantage Municipal Income Fund	421,832
78,943	Nuveen Insured Municipal Opportunity Fund, Inc.	1,241,773
31,592	Nuveen Insured Quality Municipal Fund, Inc.	485,569
26,914	Nuveen Investment Quality Municipal Fund, Inc. †	455,923
35,857	Nuveen Municipal Advantage Fund	549,688
16,486	Nuveen Municipal High Income Opportunity Fund	232,123
12,673	Nuveen Municipal High Income Opportunity Fund 2	171,339
38,209	Nuveen Municipal Market Opportunity Fund, Inc.	567,404
146,304	Nuveen Municipal Value Fund	1,525,951
49,538	Nuveen Performance Plus Municipal Fund	824,808
16,278	Nuveen Premier Insured Municipal Income Fund, Inc.	255,402
16,507	Nuveen Premier Municipal Income Fund, Inc.	253,713
58,711	Nuveen Premium Income Municipal Fund 2, Inc.	920,588
32,062	Nuveen Premium Income Municipal Fund 4, Inc.	471,311
48,139	Nuveen Premium Income Municipal Fund, Inc.	747,117
30,569	Nuveen Premium Income Municipal Opportunity Fund 2	450,587
45,536	Nuveen Quality Income Municipal Fund, Inc.	719,469
25,460	Nuveen Select Quality Municipal Fund	405,578
9,876	Nuveen Select Tax Free	154,066
13,141	Nuveen Select Tax Free 2	191,596
7,932	Nuveen Select Tax Free 3	121,598
10,462	PIMCO Municipal Income Fund	168,647
30,691	PIMCO Municipal Income Fund II	408,190
13,701	PIMCO Municipal Income Fund III	172,633
9,513	Pioneer Municipal High Income Advantage Trust	153,540
11,146	Pioneer Municipal High Income Trust	183,686
33,681	Putnam Managed Municipal Income Trust	288,646
35,428	Putnam Municipal Opportunities Trust	467,295
25,461	Western Asset Managed Municipals Fund, Inc.	383,952
7,122	Western Asset Municipal Defined Opportunity Trust, Inc.	168,791
12,962	Western Asset Municipal High Income Fund, Inc. †	106,288

Total Closed-End Funds (Cost: $26,140,327)		26,323,648

MONEY MARKET FUND: 0.1% (Cost: $24,865)
24,865	Dreyfus Government Cash Management Fund	24,865

Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $26,165,192)		26,348,513

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.3% (Cost: $78,825)
78,825	Bank of New York Overnight Government Fund	78,825

Total Investments: 100.3%
(Cost: $26,244,017)		26,427,338
Liabilities in excess of other assets: (0.3)%		(67,128)

NET ASSETS: 100.0%		$26,360,210

†	Security fully or partially on loan. Total market value of securities on loan is $76,844.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Financial	99.9%	$26,323,648
Money Market Fund	0.1	24,865

	100.0%	$26,348,513

The summary of inputs used to value the Fund’s investments as of January 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Closed-End Funds	$26,323,648	$—	$—	$26,323,648
Money Market Funds	103,690	—	—	103,690

Total	$26,427,338	$—	$—	$26,427,338

See Notes to Schedules of Investments

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2013 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.5%
Alabama: 0.8%
$5,795,000	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB) 6.45%, 03/25/13 (c)	$5,794,826
2,500,000	Colbert County, Alabama Health Care Authority (RB) 5.75%, 06/01/13 (c)	2,504,175

		8,299,001

Arizona: 3.4%
4,775,000	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB) 5.00%, 02/01/22 (c)	5,158,767
5,860,000	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB) 5.10%, 10/01/16 (c)	6,018,689
10,000,000	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB) 5.20%, 10/01/16 (c)	9,862,500
5,000,000	Downtown Phoenix Hotel Corp., Series A (RB) (FGIC) 5.00%, 01/01/16 (c)	5,038,750
5,000,000	Downtown Phoenix Hotel Corp., Series A (RB) (FGIC) 5.00%, 01/01/16 (c)	5,032,000
1,000,000	Pima County, Arizona Industrial Development Authority, Charter School Projects, Series A (RB) 5.50%, 07/01/17 (c)	1,019,500
1,550,000	Pima County, Arizona Industrial Development Authority, Charter School Projects, Series A (RB) 5.63%, 07/01/17 (c)	1,551,395
1,400,000	Pima County, Arizona Industrial Development Authority, Tucson Electric Power Company Project, Series A (RB) 5.25%, 10/01/20 (c)	1,533,672
1,000,000	Tempe, Arizona Industrial Development Authority, Friendship Village of Tempe, Series A (RB) 6.25%, 12/01/21 (c)	1,096,430
1,500,000	Tucson, Arizona University Medical Center Corp., Hospital Revenue (RB) 5.00%, 07/01/15 (c)	1,532,640

		37,844,343

California: 8.7%
5,000,000	California Housing Finance Agency, Series G (RB) 4.95%, 02/01/17 (c)	5,119,800
1,000,000	California Municipal Finance Authority Revenue, Eisenhower Medical Center, Series A (RB) 5.75%, 07/01/20 (c)	1,085,800
8,750,000	California Pollution Control Financing Authority (RB) 5.00%, 07/01/22 (c)	9,171,050
4,000,000	California Statewide Communities Development Authority, Valleycare Health System, Series A (RB) 5.13%, 07/15/17 (c)	4,085,040
1,050,000	California Statewide Community Development Authority, Daughters of Charity Health System, Series A (RB) 5.00%, 07/01/15 (c)	1,082,330
2,410,000	California Statewide Community Development Authority, Daughters of Charity Health System, Series A (RB) 5.25%, 07/01/15 (c)	2,517,173
3,210,000	California Statewide Community Development Authority, Daughters of Charity Health System, Series A (RB) 5.25%, 07/01/15 (c)	3,329,380
750,000	California Statewide Community Development Authority, Educational Facilities - Huntington Park Charter School Project-A (RB) 5.15%, 07/01/17 (c)	716,753
500,000	California Statewide Community Development Authority, Educational Facilities - Huntington Park Charter School Project-A (RB) 5.25%, 07/01/17 (c)	465,370
1,750,000	California Statewide Community Development Authority, Thomas Jefferson Law School, Series A (RB) 7.00%, 10/01/26 144A	1,829,817
2,000,000	California Statewide Community Development Authority, Thomas Jefferson Law School, Series A (RB) 7.25%, 10/01/18 (c) 144A	2,052,720
5,000,000	California Statewide Community Development Authority, Thomas Jefferson Law School, Series A (RB) 7.25%, 10/01/18 (c) 144A	5,084,800
6,000,000	California Statewide Financing Authority, Pooled Tobacco Securitization Program (RB) 6.00%, 03/25/13 (c)	6,000,540
10,000,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB) 4.50%, 06/01/17 (c)	9,453,200
17,245,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB) 5.00%, 06/01/17 (c)	16,236,685
7,315,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB) 5.13%, 06/01/17 (c)	6,321,769
235,000	Hesperia Community Redevelopment Agency, Refinancing and Redevelopment Projects, Series A (TA) (XLCA) 5.00%, 09/01/15 (c)	230,692
800,000	Hesperia Public Financing Authority, Redevelopment and Housing Projects, Series A (TA) (XLCA) 5.00%, 09/01/17 (c)	781,544
3,100,000	Hesperia Public Financing Authority, Redevelopment and Housing Projects, Series A (TA) (XLCA) 5.00%, 09/01/17 (c)	2,813,591
405,000	Hesperia Public Financing Authority, Redevelopment and Housing Projects, Series A (TA) (XLCA) 5.00%, 09/01/17 (c)	350,941
2,515,000	Hesperia Public Financing Authority, Redevelopment and Housing Projects, Series A (TA) (XLCA) 5.50%, 09/01/17 (c)	2,519,904
3,455,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series A (RB) 4.63%, 06/01/17 (c)	3,301,702
235,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series B (RB) 5.75%, 06/01/21 (c)	222,225
500,000	Sacramento, California Municipal Utility District Financing Authority, Cosumnes Project (RB) (NATL) 5.00%, 07/01/16 (c)	561,785
3,600,000	San Buenaventura, California Community Memorial Health System (RB) 7.50%, 12/01/21 (c)	4,480,020
310,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Refunding Revenue, Series A (RB) (NATL) 5.38%, 03/25/13 (c)	310,059
3,820,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Refunding Revenue, Series A (RB) 5.50%, 03/25/13 (c)	3,821,261
140,000	San Joaquin Hills, California Transportation Corridor Agency, Senior Lien Toll Road (RB) 5.00%, 03/25/13 (c)	139,469
1,000,000	Thousand Oaks, California Community Facilities Special Tax, District No. 1994-1 (ST) 5.38%, 09/01/22 (c)	1,010,770

		95,096,190

Colorado: 1.5%
2,045,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc. (RB) 4.00%, 12/01/22 (c)	2,069,806
1,300,000	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB) 5.20%, 07/01/14 (c)	1,313,676
2,700,000	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB) 5.30%, 07/01/14 (c)	2,656,287
1,000,000	Colorado Health Facilities Authority, Senior Residences Project (RB) 6.75%, 06/01/22 (c)	1,076,510
1,500,000	Colorado Health Facilities Authority, Senior Residences Project (RB) 7.00%, 06/01/22 (c)	1,619,085
5,250,000	Denver, Colorado Special Facilities Airport Revenue, United Air Lines Project, Series A (RB) 5.25%, 10/01/17 (c)	5,364,765
2,000,000	Denver, Colorado Special Facilities Airport Revenue, United Air Lines Project, Series A (RB) 5.75%, 10/01/17 (c)	2,093,560

		16,193,689

Connecticut: 0.4%
1,580,000	Connecticut Resources Recovery Authority (RB) 6.45%, 03/25/13 (c)	1,581,359
1,250,000	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA) 7.00%, 04/01/20 (c)	1,398,725
1,000,000	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA) 7.88%, 04/01/20 (c)	1,146,460

		4,126,544

Delaware: 0.8%
8,400,000	Delaware Economic Development Authority, Exempt Facility (RB) 5.38%, 10/01/20 (c)	9,230,256

District of Columbia: 0.1%
1,500,000	Metropolitan Washington Airports Authority, Dulles Toll Road, Second Senior Lien, Series B (RB) 6.13%, 10/01/28 (c) ^	1,319,280

Florida: 5.4%
1,490,000	Alachua County, Florida Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB) 8.00%, 10/01/22 (c)	1,822,836
1,530,000	Alachua County, Florida Health Facilities Authority, Terraces at Bonita Springs Project, Series A (RB) 8.00%, 11/15/21 (c)	1,825,091
1,000,000	Alachua County, Florida Health Facilities Authority, Terraces at Bonita Springs Project, Series A (RB) 8.13%, 11/15/21 (c)	1,186,070
2,000,000	Callaway, Florida Capital Improvement Revenue, Special Capital Extension Project (RB) (ACA) 5.25%, 08/01/17 (c)	1,973,580
3,000,000	County of Alachua, Florida Retirement Village, Inc. Project, Series A (RB) 5.63%, 11/15/17 (c)	3,040,410
4,000,000	Florida Development Finance Corp., Renaissance Charter School, Inc. Projects, Series A (RB) 7.63%, 06/15/21 (c)	4,668,640
1,000,000	Greater Orlando Aviation Authority, JetBlue Airways Corp. Project (RB) 6.38%, 05/15/13 (c)	1,012,580
4,925,000	Greater Orlando Aviation Authority, JetBlue Airways Corp. Project (RB) 6.50%, 05/15/13 (c)	4,987,006
3,000,000	Hillsborough County, Florida Industrial Development Authority Revenue (RB) 7.13%, 03/25/13 (c)	3,000,750
7,000,000	Lee County Industrial Development Authority, Industrial Development, Community Charter Schools, LLC Projects, Series A (RB) 5.25%, 06/15/17 (c)	7,171,990
2,500,000	Lee County Industrial Development Authority, Industrial Development, Community Charter Schools, LLC Projects, Series A (RB) 5.38%, 06/15/17 (c)	2,538,125
1,000,000	Lee County Industrial Development Authority, Industrial Development, Community Charter Schools, LLC Projects, Series A (RB) 5.75%, 06/15/22 (c)	1,020,220
335,000	Lee County, Florida Industrial Development Authority Health Care Facilities, Shell Point/Alliance Obligation Group (RB) 5.13%, 11/15/16 (c)	336,169
1,200,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 6.50%, 05/01/14 (c)	1,216,380
1,000,000	Midtown Miami Community Development District, Parking Garage Project, Series A (SA) 6.25%, 05/01/14 (c)	1,013,440
1,200,000	Orange County, Florida Health Facilities Authority, Orlando Lutheran Towers, Inc. (RB) 5.50%, 07/01/17 (c)	1,226,736
3,750,000	Orange County, Florida Health Facilities Authority, Orlando Lutheran Towers, Inc. (RB) 5.50%, 07/01/17 (c)	3,820,162
1,100,000	Orange County, Florida Health Facilities Authority, Orlando Lutheran Towers, Inc. (RB) 5.70%, 07/01/15 (c)	1,124,937
11,445,000	Stuart, Florida Capital Trust Agency, Stuart Lodge Project, Series B (RB) 7.38%, 01/01/18 (c)	11,309,491
460,000	Sumter County, Florida Village Community Development District No. 8, Phase II (SA) 6.13%, 05/01/20 (c)	543,725
1,000,000	Sumter County, Florida Village Community Development District No. 9, Special Assessment Revenue (SA) 5.50%, 05/01/22 (c)	1,077,970
2,945,000	Tavares, Florida Osprey Lodge at Lakeview Crest, Series A (RB) 8.75%, 07/01/16 (c)	3,125,205

		59,041,513

Georgia: 0.5%
4,100,000	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB) 6.13%, 09/01/20 (c)	4,840,255
1,000,000	Fulton County Residential Care Facilities for the Elderly Authority, Series B (RB) 5.00%, 07/01/17 (c)	1,008,210

		5,848,465

Guam: 0.9%
2,750,000	Guam Government Department of Education, John F. Kennedy Project, Series A (CP) 6.88%, 12/01/20 (c)	3,031,545
1,000,000	Guam Government General Obligation, Series A (GO) 6.75%, 11/15/19 (c)	1,112,810
1,200,000	Guam Government Limited Obligation, Series A (RB) 5.63%, 12/01/19 (c)	1,331,976
3,850,000	Guam Government Waterworks Authority, Water & Wastewater System (RB) 5.88%, 07/01/15 (c)	4,037,264
250,000	Guam Power Authority, Series A (RB) 5.50%, 10/01/20 (c)	275,198

		9,788,793

Hawaii: 0.3%
3,000,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB) 6.30%, 03/25/13 (c)	3,005,610

Illinois: 4.8%
1,300,000	Cook County, Illinois Recovery Zone Facility, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	1,399,944
5,500,000	Illinois Finance Authority, Greenfields of Geneva Project, Series A (RB) 8.13%, 02/15/20 (c)	5,975,090
4,000,000	Illinois Finance Authority, Greenfields of Geneva Project, Series A (RB) 8.25%, 02/15/20 (c)	4,356,880
2,175,000	Illinois Finance Authority, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	2,342,214
470,000	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB) 8.00%, 05/15/15 (c)	477,393
610,000	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB) 8.00%, 05/15/20 (c)	630,203
5,125,000	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB) 8.13%, 05/15/20 (c)	5,286,745
4,000,000	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB) 8.25%, 05/15/20 (c)	4,147,080
575,000	Illinois Finance Authority, Resurrection Health Care Corp. (RB) 6.13%, 05/15/19 (c)	655,546
2,000,000	Illinois Finance Authority, Roosevelt University Project (RB) 6.50%, 10/01/19 (c)	2,283,240
2,710,000	Illinois Finance Authority, Sherman Health System, Series A (RB) 5.50%, 08/01/17 (c)	2,984,171
4,070,000	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB) 6.00%, 02/15/20 (c)	4,598,937
1,565,000	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB) 8.00%, 05/15/20 (c)	1,874,713
8,500,000	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB) 8.00%, 05/15/20 (c)	10,164,810
1,500,000	Illinois Finance Authority, The Admiral At The Lake Project, Series D-1 (RB) 7.00%, 03/14/13 (c)	1,516,035
4,000,000	Southwestern Illinois Development Authority, United States Steel Corp. Project (RB) 5.75%, 08/01/22 (c)	3,971,880

		52,664,881

Indiana: 2.5%
2,000,000	Carmel, Indiana, The Barrington of Carmel Project, Series A (RB) 7.13%, 11/15/22 (c)	2,173,620
2,215,000	Indiana Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project (RB) 6.00%, 12/01/19	2,382,565
1,475,000	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB) 5.13%, 08/15/20 (c)	1,610,980
9,000,000	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB) 5.50%, 08/15/20 (c)	9,790,650
2,000,000	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB) 5.00%, 06/01/22 (c)	2,167,200
500,000	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB) 5.00%, 06/01/22 (c)	535,345
1,040,000	Indiana Finance Authority, United States Steel Corp. Project (RB) 5.75%, 08/01/22 (c)	1,032,689
1,320,000	Indiana Health Facility Financing Authority, Hospital Revenue, The Methodist Hospitals, Inc. (RB) 5.50%, 03/25/13 (c)	1,320,436
2,000,000	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB) 5.70%, 09/01/17 (c) 144A	2,081,360
3,000,000	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB) 5.75%, 09/01/17 (c) 144A	3,118,140
1,160,000	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB) 5.80%, 09/01/17 (c) 144A	1,207,073

		27,420,058

Iowa: 2.3%
19,390,000	Iowa Finance Authority, Alcoa, Inc. Project (RB) 4.75%, 08/01/22 (c)	19,701,016
1,500,000	Iowa Finance Authority, Senior Living Facilities, Deerfield Retirement Community, Series A (RB) 5.50%, 11/15/17 (c)	1,324,740
1,000,000	Iowa Tobacco Settlement Authority, Series B (RB) 5.60%, 06/01/17 (c)	997,440
3,000,000	Iowa Tobacco Settlement Authority, Series C (RB) 5.38%, 06/01/15 (c)	2,862,180

		24,885,376

Kansas: 3.3%
1,000,000	Manhattan, Kansas Health Care Facility Revenue, Meadowlark Hills Retirement Community, Series A (RB) 5.00%, 05/15/17 (c)	1,014,920
2,000,000	Manhattan, Kansas Health Care Facility Revenue, Meadowlark Hills Retirement Community, Series A (RB) 5.00%, 05/15/17 (c)	2,011,320
30,000,000	Overland Park, Kansas Development Corp. (RB) (AMBAC) 5.13%, 01/01/17 (c)	30,577,200
2,550,000	Overland Park, Kansas, Prairiefire At Lionsgate Project (RB) 6.00%, 12/15/22 (c)	2,557,293

		36,160,733

Kentucky: 1.3%
11,250,000	County of Ohio, Kentucky Pollution Control, Big Rivers Electric Corp. Project, Series A (RB) 6.00%, 07/15/20 (c)	11,756,925
2,325,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc. Series A (RB) 6.38%, 06/01/20 (c)	2,803,345

		14,560,270

Louisiana: 2.1%
4,250,000	Lakeshore Village Master Community Development District (SA) 5.25%, 07/01/17 * § t	1,700,000
910,000	Louisiana Local Government Environmental Facilities & Community Development Authority,
	Westlake Chemical Corp. Project, Series A (RB) 6.50%, 08/01/20 (c)	1,091,136
2,300,000	Louisiana Local Government Environmental Facilities & Community Development Authority,
	Westlake Chemical Corp. Project, Series A (RB) 6.50%, 11/01/20 (c)	2,753,744
13,950,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB) 6.38%, 12/01/19 (c) 144A	15,152,211
1,050,000	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series A (RB) 5.38%, 05/15/17 (c)	1,113,389
1,000,000	Saint John, Louisiana Marathon Oil Corp. Project, Series A (RB) 5.13%, 06/01/17 (c)	1,069,160

		22,879,640

Maine: 0.5%
1,165,000	Maine Health & Higher Educational Facilities Authority, General Medical Center (RB) 6.00%, 07/01/21 (c)	1,406,574
1,000,000	Maine Health & Higher Educational Facilities Authority, General Medical Center (RB) 6.75%, 07/01/21 (c)	1,216,950
1,000,000	Maine Health & Higher Educational Facilities Authority, General Medical Center (RB) 6.95%, 07/01/21 (c)	1,231,280
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 03/25/13 (c)	1,999,860

		5,854,664

Maryland: 0.6%
2,445,000	Baltimore, Maryland, Convention Center Hotel Revenue, Series A (RB) (XLCA) 5.25%, 09/01/16 (c)	2,514,560
3,000,000	Frederick County, Maryland Urbana Community Development Authority, Series B (ST) 5.50%, 07/01/20 (c)	3,063,810
2,000,000	Maryland Economic Development Corp., Chesapeake Bay Conference Center Project, Series A (RB) 5.00%, 12/01/16 (c)	1,429,640

		7,008,010

Massachusetts: 0.4%
3,000,000	Massachusetts Health & Educational Facilities Authority, Milton Hospital Issue, Series D (RB) 5.50%, 07/01/15 (c)	3,079,230
1,000,000	Massachusetts Port Authority, Delta Air Lines, Inc. Project, Series A (RB) (AMBAC) 5.00%, 03/25/13 (c)	999,930

		4,079,160

Michigan: 1.7%
1,000,000	Detroit, Michigan, Series A-1 (GO) 5.00%, 04/01/16	902,470
990,000	Flint, Michigan Hospital Building Authority, Hurley Medical Center (RB) 7.38%, 07/01/20 (c)	1,164,111
2,510,000	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB) 5.25%, 07/01/15 (c)	2,594,587
1,000,000	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB) 5.75%, 07/01/15 (c)	1,062,850
3,450,000	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB) 6.00%, 07/01/15 (c)	3,628,468
1,500,000	Kentwood, Michigan Economic Development Corp., Holland Home Obligated Group (RB) 5.63%, 05/15/22 (c)	1,574,475
1,350,000	Michigan Finance Authority, Senior Tax-Exempt Educational Facility Revenue, St. Catherine of Siena Academy Project, Series A (RB) 7.38%, 10/01/20	1,539,338
1,000,000	Michigan Finance Authority, Senior Tax-Exempt Educational Facility Revenue, St. Catherine of Siena Academy Project, Series A (RB) 8.00%, 10/01/19 (c)	1,137,660
5,000,000	Michigan Tobacco Settlement Finance Authority, Series A (RB) 6.88%, 06/01/18 (c)	5,203,150

		18,807,109

Minnesota: 0.8%
500,000	Saint Paul, Minnesota Housing & Redevelopment Authority, Carondelet Village Project, Series A (RB) 6.00%, 08/01/17 (c)	536,470
500,000	Saint Paul, Minnesota Housing & Redevelopment Authority, Carondelet Village Project, Series A (RB) 6.00%, 08/01/17 (c)	533,520
2,500,000	Saint Paul, Minnesota Housing & Redevelopment Authority, HealthEast Project (RB) 6.00%, 11/15/15 (c)	2,713,650
2,200,000	Wayzata, Minnesota Folkstone Senior Living Community, Series A (RB) 5.75%, 05/01/19 (c)	2,280,058
2,500,000	Wayzata, Minnesota Folkstone Senior Living Community, Series A (RB) 6.00%, 05/01/19 (c)	2,618,750

		8,682,448

Missouri: 0.9%
1,000,000	Citizens Memorial Hospital District of Polk County, Missouri Hospital (RB) 5.00%, 08/01/19 (c)	1,018,850
2,675,000	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB) 6.25%, 01/01/14 (c)	2,739,949
3,500,000	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB) 6.50%, 01/01/14 (c)	3,570,140
700,000	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB) 5.00%, 06/15/15 (c)	665,980
1,150,000	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB) 5.25%, 06/15/15 (c)	1,053,745
570,000	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB) 5.35%, 06/15/15 (c)	491,032

		9,539,696

Nebraska: 0.5%
1,700,000	Central Plains Energy Project, Nebraska Gas Project No. 1, Series A (RB) 5.00%, 12/01/15	1,873,213
3,510,000	Nebraska Educational Finance Authority, Concordia University Project (RB) 5.00%, 10/01/15 (c)	3,579,673

		5,452,886

New Jersey: 9.4%
5,150,000	Burlington County Bridge Commission, Burlington County, New Jersey, The Evergreens Project (RB) 5.63%, 01/01/18 (c)	5,328,962
4,860,000	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB) 4.88%, 09/15/19	4,999,385
7,600,000	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB) 5.25%, 08/20/22 (c)	7,764,920
2,215,000	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB) 5.50%, 03/25/13 (c)	2,222,066
4,085,000	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB) 5.75%, 09/15/22 (c)	4,215,557
9,150,000	New Jersey Economic Development Authority, Gloucester Marine Project A (RB) 6.63%, 01/01/16 (c)	9,388,083
5,300,000	New Jersey Health Care Facilities Financing Authority, Saint Peter’s University System (RB) 6.25%, 07/01/21 (c)	6,107,137
2,000,000	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System (RB) 6.63%, 07/01/18 (c)	2,320,260
20,000,000	New Jersey State Tobacco Settlement Financing Corp. (RB) 5.00%, 06/01/17 (c)	18,042,200
35,605,000	New Jersey Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/17 (c)	34,749,056
6,995,000	Tobacco Settlement Financing Corp., Senior Series A-1 (RB) 4.50%, 06/01/17 (c)	6,983,178
1,000,000	Tobacco Settlement Financing Corp., Series A (RB) 4.63%, 06/01/17 (c)	971,360

		103,092,164

New Mexico: 1.2%
3,160,000	Farmington, New Mexico Pollution Control, San Juan Project, Series F (RB) 6.25%, 06/01/20 (c)	3,484,911
3,000,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 10/01/16 (c)	2,788,320
8,000,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 10/01/16 (c)	7,156,080

		13,429,311

New York: 7.5%
3,910,000	Chautaugua County, New York Industrial Development, NRG Dunkirk Power Project (RB) 5.88%, 02/01/20 (c)	4,421,780
1,000,000	Erie County, New York Industrial Development Agency Civic Facility, Charter School for Applied Technologies Project, Series A (RB) 6.75%, 06/01/15 (c)	1,044,250
7,390,000	Erie County, New York Industrial Development Agency, Orchard Park CCRC, Inc. Project, Series A (RB) 6.00%, 11/15/16 (c)	7,579,553
1,000,000	Hudson Yards Infrastructure Corp. New York, Series A (RB) 5.00%, 02/15/17 (c)	1,061,680
500,000	Nassau County, New York Project Individual Development Agency, Continuing Care Retirement
	Home, Amsterdam at Harborside Series A (RB) 6.70%, 01/01/18 (c)	329,070
2,060,000	New York City Industrial Development Agency, American Airlines, Inc., JFK International Airport Project (RB) 8.00%, 08/01/16 (c) *	2,375,736
6,350,000	New York City Industrial Development Agency, British Airways Plc Project (RB) 5.25%, 03/25/13 (c)	6,358,890
5,000,000	New York City Industrial Development Agency, British Airways Plc Project (RB) 7.63%, 03/25/13 (c)	5,104,650
2,000,000	New York City Industrial Development Agency, Civic Facility, Bronx Parking Development Company LLC Project (RB) 5.88%, 10/01/17 (c)	923,320
2,000,000	New York City Industrial Development Agency, Civic Facility, Vaughn College of Aeronautics & Technology Project, Series A (RB) 5.00%, 12/01/16 (c)	2,062,960
1,370,000	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC) 4.75%, 01/01/17 (c)	1,348,765
11,140,000	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC) 5.00%, 01/01/17 (c)	11,405,132
910,000	New York City Industrial Development Agency, Special Facility, JetBlue Airways Corp. Project (RB) 5.00%, 03/25/13 (c)	909,973
1,000,000	New York City Industrial Development Agency, Vaughn Collage of Aeronautics and Technology Project (RB) 5.00%, 12/01/16 (c)	1,029,340
1,250,000	New York Suffolk County Industrial Development Agency, Southampton Hospital Association Civic Facility, Series B (RB) 7.63%, 03/25/13 (c)	1,251,925
3,000,000	Onondaga Civic Development Corp., St. Joseph’s Hospital Health Center Project (RB) 4.50%, 07/01/22 (c)	2,961,660
11,140,000	Onondaga Civic Development Corp., St. Joseph’s Hospital Health Center Project (RB) 5.00%, 07/01/22 (c)	11,519,651
1,295,000	Suffolk County Industrial Development Agency, Dowling College Civic Facility, Series A (RB) (ACA) 4.75%, 06/01/16 (c)	1,279,810
3,360,000	Suffolk County Industrial Development Agency, Dowling College Civic Facility, Series A (RB) (ACA) 5.00%, 06/01/16 (c)	3,230,069
7,640,000	Tsasc, Inc., New York City Tobacco Settlement, Series 1 (RB) 5.00%, 06/01/16 (c)	6,949,115
9,525,000	Tsasc, Inc., New York City Tobacco Settlement, Series 1 (RB) 5.13%, 06/01/16 (c)	8,298,085
1,500,000	Westchester, New York Tobacco Asset Securitization Corp. (RB) 5.13%, 06/01/15 (c)	1,353,495

		82,798,909

North Carolina: 0.9%
2,000,000	Gaston County, North Carolina Industrial Facilities & Pollution Control Financing Authority (RB) 5.75%, 08/01/15 (c)	1,791,460
4,000,000	North Carolina Albemarle Hospital Authority, Health Care Facilities (RB) 5.25%, 10/01/17 (c)	4,067,360
245,000	North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB) 4.75%, 03/01/22 (c)	248,236
820,000	North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB) 5.00%, 03/01/22 (c)	836,146
1,330,000	North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB) 5.00%, 03/01/22 (c)	1,352,264
1,250,000	North Carolina Medical Care Commission, Retirement Facilities, Galloway Ridge Project (RB) 6.00%, 01/01/20 (c)	1,332,688

		9,628,154

Ohio: 5.2%
4,000,000	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed-Senior-Turbo, Series A-2 (RB) 5.88%, 06/01/17 (c)	3,652,840
5,085,000	Cleveland, Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.38%, 03/25/13 (c)	5,085,559
1,000,000	Cleveland, Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.70%, 03/25/13 (c)	1,000,520
10,000,000	County of Hamilton, Ohio The Christ Hospital Project (RB) 5.00%, 06/01/22 (c)	10,844,100
2,300,000	County of Lucas, Ohio Lutheran Homes Society, Inc. Obligated Group Project (RB) 6.63%, 11/01/20 (c)	2,540,304
4,920,000	Lorain County, Ohio Port Authority, United States Steel Corp. Project (RB) 6.75%, 12/01/20 (c)	5,319,209
6,730,000	Ohio Air Quality Development Authority, AK Steel Corp. Project (RB) 6.75%, 02/01/22 (c)	6,968,040
3,550,000	Ohio State Environmental Facilities, Ford Motor Company Project (RB) 5.75%, 04/01/15 (c)	3,696,260
5,105,000	Ohio State Higher Educational Facility Commission, Ashland University Project (RB) 6.25%, 09/01/20 (c)	5,479,656
5,000,000	Ohio State Solid Waste Disposal, USG Corp. Project (RB) 5.60%, 03/25/13 (c)	4,901,250
2,000,000	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB) 5.75%, 12/01/22 (c)	2,168,460
5,500,000	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB) 6.00%, 12/01/22 (c)	5,948,965

		57,605,163

Oklahoma: 0.5%
1,500,000	Oklahoma County Finance Authority, Epworth Villa Project, Series A (RB) 5.13%, 04/01/22 (c)	1,514,640
1,000,000	Oklahoma Development Finance Authority, Inverness Village Community (RB) 6.00%, 01/01/22 (c)	1,080,060
2,900,000	Oklahoma Kingfisher Hospital Authority, Hospital & Sales Tax (RB) 6.50%, 12/01/17 (c)	2,353,611

		4,948,311

Oregon: 0.1%
650,000	Oregon State Facilities Authority, Concordia University Project, Series A (RB) 6.13%, 09/01/20 (c) 144A	718,439
750,000	Oregon State Facilities Authority, Concordia University Project, Series A (RB) 6.38%, 09/01/20 (c) 144A	830,745

		1,549,184

Pennsylvania: 3.1%
2,000,000	Allegheny County, Pennsylvania Hospital Development Authority, Health System, West Pennsylvania, Series A (RB) 5.00%, 11/15/17 (c)	1,703,500
7,495,000	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB) 5.75%, 08/01/22 (c)	7,442,310
1,000,000	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB) 6.75%, 12/01/21 (c)	1,092,930
1,000,000	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB) 6.88%, 11/01/19 (c)	1,078,780
3,890,000	Butler County, Pennsylvania Industrial Development Authority, Series A (RB) 6.25%, 06/01/20	3,976,552
6,300,000	Harrisburg, Philadelphia University Revenue, Series B (RB) 6.00%, 09/01/17 (c) * t	4,977,945
4,500,000	Lancaster County Hospital Authority, Brethren Village Project, Series A (RB) 6.50%, 07/01/17 (c)	4,826,115
1,220,000	Pennsylvania Economic Development Finance Authority, Colver Project, Series G (RB) 5.13%, 12/01/15	1,260,821
5,300,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, USG Corp. Project (RB) 6.00%, 03/25/13 (c)	5,299,947
2,000,000	Philadelphia Hospitals & Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB) 5.63%, 07/01/22 (c)	2,186,960
490,000	Philadelphia Hospitals & Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB) 5.50%, 07/01/17 (c)	517,979

		34,363,839

Puerto Rico: 5.8%
13,240,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority (RB) 5.25%, 07/01/22 (c)	13,044,180
6,850,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority (RB) 5.75%, 07/01/22 (c)	7,121,945
1,040,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A (RB) 5.00%, 07/01/22 (c)	1,028,154
3,000,000	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB) 6.00%, 07/01/22 (c)	3,140,220
86,000,000	Puerto Rico Commonwealth Children’s Trust Tobacco Settlement Asset-Backed Bond, Series A (RB) 9.00%, 05/15/15 (c) ^	6,688,220
3,850,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) 5.50%, 07/01/22 (c)	3,931,966
8,595,000	Puerto Rico Commonwealth, Public Improvement Refunding (GO) 5.00%, 07/01/22 (c)	8,291,511
3,500,000	Puerto Rico Electric Power Authority, Series A (RB) 5.00%, 07/01/22 (c)	3,446,800
2,700,000	Puerto Rico Electric Power Authority, Series A (RB) 5.05%, 07/01/22 (c)	2,679,426
2,500,000	Puerto Rico Electric Power Authority, Series ZZ (RB) 5.25%, 07/01/20 (c)	2,592,950
820,000	Puerto Rico Highway & Transportation Authority, Series N (RB) (NATL) 5.25%, 07/01/33	836,490
3,000,000	Puerto Rico Infrastructure Financing Authority (RB) 5.00%, 07/01/16 (c)	2,900,610
1,470,000	Puerto Rico Public Buildings Authority, Government Facilities (RB) (COMWLTH GTD) 5.25%, 07/01/14 (c)	1,474,072
6,615,000	Puerto Rico Public Buildings Authority, Government Facilities, Series U (RB) (COMWLTH GTD) 5.25%, 07/01/22 (c)	6,565,652
85,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, First Subordinate Series C (RB) 5.50%, 08/01/20 (c)	90,743

		63,832,939

Rhode Island: 0.6%
5,600,000	Rhode Island Health And Educational Building Corp., Tockwotton Home (RB) 8.38%, 01/01/21 (c)	6,724,424

South Carolina: 1.6%
4,450,000	South Carolina Jobs-Economic Development Authority, First Mortgage Health Care
	Facilities, The Lutheran Homes of South Carolina, Inc. (RB) 5.50%, 05/01/17 (c)	4,604,059
3,100,000	South Carolina Jobs-Economic Development Authority, First Mortgage Health Care
	Facilities, The Lutheran Homes of South Carolina, Inc. (RB) 5.63%, 05/01/17 (c)	3,161,070
9,510,000	South Carolina Jobs-Economic Development Authority, Hospital Improvement, Hampton Regional Medical Center Project (RB) 5.25%, 11/01/16 (c)	9,582,942

		17,348,071

South Dakota: 0.5%
1,500,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB) 5.00%, 11/15/16 (c)	1,528,290
4,275,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB) 5.00%, 11/15/16 (c)	4,177,444

		5,705,734

Tennessee: 0.5%
2,000,000	Shelby County Health Educational & Housing Facilities Board (RB) 5.25%, 12/01/22 (c)	2,016,640
2,500,000	Shelby County Health Educational & Housing Facilities Board (RB) 5.38%, 12/01/22 (c)	2,527,375
395,000	Sullivan County, Tennessee Health Educational & Housing Facilities Board (RB) 5.25%, 09/01/16 (c)	425,581

		4,969,596

Texas: 6.5%
1,000,000	Austin, Texas Convention Enterprises Inc., First Tier Series A (RB) (XLCA) 5.25%, 01/01/17 (c)	1,090,790
1,000,000	Brazoria County, Texas Brazos River Harbor Navigation, Series A-4 (RB) 5.95%, 05/15/18 (c) (p)	1,147,320
2,255,000	Central Texas Regional Mobility Authority, Senior Lien Revenue (RB) 6.25%, 01/01/21 (c)	2,669,694
1,000,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	1,018,060
705,000	Hidalgo County, Texas Health Services Corp., Mission Hospital Project (RB) 5.00%, 08/15/16	774,168
1,000,000	Hidalgo County, Texas Health Services Corp., Mission Hospital Project (RB) 5.00%, 08/15/17 (c)	1,048,200
2,000,000	Houston, Texas Airport System Revenue, Series E (RB) 6.75%, 03/25/13 (c)	2,006,160
7,500,000	Houston, Texas Airport System Special Facilities Revenue, Continental Airlines, Inc. Terminal Improvement Projects (RB) 6.50%, 07/15/21 (c)	8,465,250
3,000,000	Jefferson County Industrial Development Corp., Texas, Port of Beaumont Petroleum Transload Terminal, LLC Project (RB) 8.25%, 07/01/22 (c)	2,863,380
6,000,000	Love Field Airport Modernization Corp, Southwest Airline Co. (RB) 5.00%, 11/01/22 (c)	6,545,460
2,000,000	Port of Bay City Authority of Matagorda County, Texas, Hoechst Celanese Corp. Project (RB) 6.50%, 03/25/13 (c)	2,002,580
4,060,000	Red River Authority of Texas, Celanese Project, Series B (RB) 6.70%, 03/25/13 (c)	4,116,962
1,080,000	Red River Health Facilities Development Corp., Eden Home, Inc. Project (RB) 7.00%, 12/01/21 (c)	1,150,999
1,000,000	Red River Health Facilities Development Corp., Eden Home, Inc. Project (RB) 7.25%, 12/01/21 (c)	1,054,630
10,000,000	Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB) 8.00%, 07/01/22 (c)	10,707,300
2,320,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Air Force Village Obligated Group Project (RB) 5.13%, 05/15/17 (c)	2,359,440
2,800,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Doctors’ Hospital Project (RB) 6.38%, 11/01/16 (c) * § t	896,000
1,500,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Northwest Senior
	Housing Corporation - Edgemere Project, Series A (RB) 6.00%, 11/15/16 (c)	1,597,620
1,050,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB) 8.00%, 11/15/19 (c)	1,168,482
3,500,000	Texas Brazos River Authority, Pollution Control Revenue, Series B (RB) 6.75%, 04/01/13 (p)	3,310,825
5,000,000	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC Project, Senior Lien (RB) 7.00%, 06/30/20 (c)	6,070,550
1,035,000	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB) 6.00%, 01/01/21 (c)	1,069,766
3,785,000	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB) 7.00%, 01/01/21 (c)	4,003,167
3,500,000	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB) 7.13%, 01/01/21 (c)	3,664,045
945,000	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series C (RB) 5.50%, 03/25/13 (c)	945,255

		71,746,103

Vermont: 0.6%
5,000,000	Burlington, Vermont Airport Revenue, Series A (RB) 4.00%, 07/01/22 (c)	4,892,800
1,100,000	Vermont Economic Development Authority, Wake Robin Corp. Project (RB) 5.40%, 05/01/22 (c)	1,167,243

		6,060,043

Virgin Islands: 0.2%
895,000	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note (RB) (FGIC) (NATL) 4.25%, 10/01/16 (c)	909,195
1,000,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB) 6.75%, 10/01/19 (c)	1,164,950

		2,074,145

Virginia: 4.3%
640,000	Albermarle County, Virginia Economic Development Authority, Series A (RB) 4.63%, 01/01/23 (c)	639,571
2,500,000	Albermarle County, Virginia Economic Development Authority, Series A (RB) 5.00%, 01/01/23 (c)	2,524,950
1,520,000	Fairfax County, Virginia Economic Development Authority, Residential Care Facilities Mortgage Revenue (RB) 5.13%, 10/01/17 (c)	1,593,218
1,000,000	Fairfax County, Virginia Economic Development Authority, Series A (RB) 5.00%, 12/01/23 (c)	1,014,130
2,000,000	Fairfax County, Virginia Economic Development Authority, Series A (RB) 5.00%, 12/01/23 (c)	2,003,180
1,450,000	Fairfax County, Virginia Mosaic District Community Development Authority, Series A (SA) 6.63%, 03/01/21 (c)	1,679,970
1,000,000	Fairfax County, Virginia Mosaic District Community Development Authority, Series A (SA) 6.88%, 03/01/21 (c)	1,153,370
1,500,000	Hanover County Economic Development Authority (RB) 5.00%, 07/01/22 (c)	1,501,050
1,500,000	Hanover County Economic Development Authority (RB) 5.00%, 07/01/22 (c)	1,478,115
1,000,000	Peninsula Ports Authority, Residential Care Facility Revenue, Series C (RB) 5.40%, 12/01/16 (c)	919,100
4,000,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB) 5.00%, 06/01/17 (c)	3,282,000
7,250,000	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB) 5.50%, 07/01/22 (c)	7,963,980
10,000,000	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB) 6.00%, 07/01/22 (c)	11,656,900
9,750,000	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes LLC Project (RB) 5.00%, 01/01/22 (c)	10,125,765

		47,535,299

Washington: 2.1%
3,000,000	Port of Seattle Industrial Development Corp., Delta Air Lines, Inc. Project (RB) 5.00%, 04/01/23 (c)	3,050,010
750,000	Washington Health Care Facilities Authority, Central Washington Health Services Association (RB) 6.25%, 07/01/19 (c)	877,253
4,000,000	Washington State Housing Finance Commission, Mirabella Project, Series A (RB) 6.75%, 10/01/22 (c)	4,067,560
2,455,000	Washington State Housing Finance Commission, Skyline at First Hill Project, Series A (RB) 5.25%, 01/01/17	2,528,576
4,000,000	Washington State Housing Finance Commission, Skyline at First Hill Project, Series A (RB) 5.63%, 01/01/17 (c)	4,063,400
8,800,000	Washington State Housing Finance Commission, Skyline at First Hill Project, Series A (RB) 5.63%, 01/01/17 (c)	8,846,904

		23,433,703

West Virginia: 2.0%
2,500,000	Ohio County, West Virginia Commission Special District Excise Tax & Improvement, The Highland Project, Series B (RB) 5.63%, 03/01/16 (c)	2,584,125
5,275,000	Philippi, West Virginia, The Philippi Municipal Building Commission, Series A (RB) 7.75%, 10/01/22 (c)	5,249,469
2,000,000	West Virginia Hospital Finance Authority, Highland Hospital Obligated Group (RB) 9.13%, 10/01/21 (c)	2,579,800
1,500,000	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB) 6.50%, 10/01/18 (c)	1,586,085
3,000,000	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB) 6.50%, 10/01/18 (c)	3,134,970
6,505,000	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB) 6.75%, 10/01/18 (c)	6,840,528

		21,974,977

Wisconsin: 1.4%
4,880,000	Public Finance Authority, Transportation Infrastructure Properties, LLC Obligated Group, Series G (RB) 5.00%, 07/01/22 (c)	5,084,228
1,500,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series B (RB) 5.13%, 08/15/16 (c)	1,598,175
3,670,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Services, Inc., Series A (RB) 5.13%, 08/15/13 (c)	3,745,345
4,000,000	Wisconsin Public Finance Authority, Continuing Care Retirement Community Revenue, The
	Glenridge on Palmer Ranch, Inc. Project, Series A (RB) 8.25%, 06/01/21 (c)	4,756,360

		15,184,108

Total Municipal Bonds (Cost: $1,012,976,875)		1,081,792,792

Number of Shares

MONEY MARKET FUND: 0.3% (Cost: $3,934,908)
3,934,908	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	3,934,908

Total Investments: 98.8% (Cost: $1,016,911,783)		1,085,727,700
Other assets less liabilities: 1.2%		12,676,057

NET ASSETS: 100.0%		$1,098,403,757

ACA	Credit Agricole SA
AMBAC	American Municipal Bond Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. This security may be resold in transactions exempt from registration, unless otherwise noted.

*	Non-income producing
§	Illiquid Security — the aggregate value of illiquid securities is $2,596,000 which represents 0.2% of net assets.
t	Security in default

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	2.3%	$25,335,666
Development	20.0	216,956,979
Education	3.0	33,241,085
Facilities	2.7	29,367,960
General Obligation	7.5	81,362,456
Higher Education	3.0	32,339,120
Housing	0.3	3,125,205
Medical	21.8	236,706,969
Nursing Homes	12.5	136,043,717
Pollution	5.6	60,840,261
Power	1.0	11,089,831
Single Family Housing	0.5	5,119,800
Tobacco Settlement	13.0	141,568,440
Transportation	3.1	33,576,137
Utilities	0.2	1,873,213
Water	3.1	33,245,953
Money Market Fund	0.4	3,934,908

	100.0%	$1,085,727,700

The summary of inputs used to value the Fund’s investments as of January 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$1,081,792,792	$—	$1,081,792,792
Money Market Fund	3,934,908	—	—	3,934,908

Total	$3,934,908	$1,081,792,792	$—	$1,085,727,700

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2013 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.8%
Alabama: 0.2%
$350,000	Alabama Public School & College Authority, Capital Improvement, Economic Development and Training Refunding (RB) 5.00%, 03/01/21	$435,876
1,000,000	Alabama Public School & College Authority, Capital Improvement, Economic Development and Training Refunding (RB) 5.00%, 03/01/22	1,258,150

		1,694,026

Alaska: 0.0%
330,000	Alaska Housing Finance Corp., Home Mortgage Revenue, Series C (RB) 4.63%, 12/01/18 (c)	331,059

Arizona: 2.2%
850,000	Arizona Board of Regents, University of Arizona Projects, Series C (CP) 5.00%, 06/01/22	1,024,131
250,000	Arizona Health Facilities Authority, Series D (RB) 5.50%, 01/01/18 (c)	291,833
500,000	Arizona State Certificates of Participation, Department of Administration, Series A (CP) (AGM) 5.00%, 10/01/19	597,500
430,000	Arizona State Certificates of Participation, Department of Administration, Series B (CP) (AGM) 3.00%, 10/01/18	464,116
500,000	Arizona State Certificates of Participation, Department of Administration, Series B (CP) (AGM) 5.00%, 04/01/20 (c)	581,065
680,000	Arizona State Transportation Board Highway, Series A (RB) 5.00%, 07/01/21 (c)	831,803
1,250,000	Arizona State Transportation Board, Maricopa County Regional Area Road Fund (RB) 5.00%, 07/01/20 (c)	1,536,075
500,000	Arizona State Transportation Board, Maricopa County Regional Area Road Fund (RB) 5.00%, 07/01/19 (c)	586,470
350,000	Arizona State Transportation Board, Subordinated Highway Revenue, Series A (RB) 5.00%, 07/01/19	428,859
500,000	Arizona State Transportation Board, Subordinated Highway Revenue, Series A (RB) 5.00%, 07/01/21	628,720
1,000,000	Arizona State Transportation Board, Subordinated Highway Revenue, Series A (RB) 5.00%, 07/01/21 (c)	1,215,500
750,000	Arizona Water Infrastructure Finance Authority, Revenue Water Quality, Series A (RB) 5.00%, 10/01/18 (c)	890,938
250,000	City of Phoenix, Arizona, Civic Improvement Corp., Wastewater System (RB) (NATL) 5.00%, 07/01/17 (c)	287,973
250,000	City of Phoenix, Arizona, Civic Improvement Corp., Wastewater System Senior Lien (RB) 5.50%, 07/01/18 (c)	303,180
1,045,000	City of Phoenix, Arizona, Various Purpose, Series A (GO) 4.00%, 07/01/22 (c)	1,176,576
775,000	City of Phoenix, Arizona, Various Purpose, Series B (GO) 4.00%, 07/01/22	901,511
1,905,000	Pima County Regional Transportation Authority (RB) 5.00%, 06/01/21 (c)	2,292,496
250,000	Salt River Project Agricultural Improvement & Power District, Series A (RB) 5.00%, 01/01/19 (c)	294,780
1,500,000	Salt River Project Agricultural Improvement & Power District, Series A (RB) 5.00%, 12/01/21 (c)	1,834,750
555,000	Salt River Project Agricultural Improvement & Power District, Series B (RB) 5.00%, 12/01/19	687,817

		16,856,093

California: 12.0%
1,000,000	California Infrastructure & Economic Development Bank, Broad Museum Project, Series A (RB) 5.00%, 06/01/21	1,258,590
525,000	California Municipal Finance Authority, Community Hospital of Central California (RB) 5.25%, 02/01/19 (c)	588,698
1,000,000	California State Department of Veterans Affairs, Series A (RB) 3.25%, 12/01/20	1,042,830
595,000	California State Department of Veterans Affairs, Series A (RB) 3.50%, 06/01/21 (c)	611,440
1,800,000	California State Department of Veterans Affairs, Series A (RB) 3.88%, 06/01/21 (c)	1,872,054
500,000	California State Department of Water Resources, Central Valley Project, Series AG (RB) 5.00%, 12/01/19 (c)	610,530
1,500,000	California State Department of Water Resources, Series N (RB) 5.00%, 05/01/21	1,860,780
1,000,000	California State Economic Recovery Bonds, Series A (GO) 5.00%, 07/01/16 (c)	1,127,850
200,000	California State Economic Recovery, Series A (GO) 5.00%, 07/01/19 (c)	245,200
1,000,000	California State Public Works Board, UCLA Replacement Hospitals, Series F (RB) 5.00%, 10/01/22	1,260,200
670,000	California State Public Works Board, Various Capital Projects, Series A (RB) 5.00%, 04/01/19	792,241
300,000	California State Public Works Board, Various Capital Projects, Series G-1 (RB) 5.00%, 10/01/19 (c)	352,953
300,000	California State Public Works Board, Various University of California Projects, Series G (RB) 5.00%, 12/01/19	372,900
4,125,000	California State Public Works Board, Various University of California Projects, Series G (RB) 5.00%, 12/01/21 (c)	5,081,777
515,000	California State Various Purpose (GO) 3.50%, 02/01/22 (c)	549,381
825,000	California State Various Purpose (GO) 4.00%, 09/01/20	972,749
1,000,000	California State Various Purpose (GO) 4.00%, 09/01/21	1,179,240
1,000,000	California State Various Purpose (GO) 4.50%, 02/01/17 (c)	1,084,190
75,000	California State Various Purpose (GO) 5.00%, 11/01/15	83,972
360,000	California State Various Purpose (GO) 5.00%, 03/01/19	438,937
500,000	California State Various Purpose (GO) 5.00%, 04/01/19	610,745
1,000,000	California State Various Purpose (GO) 5.00%, 09/01/19	1,232,340
495,000	California State Various Purpose (GO) 5.00%, 04/01/19 (c)	595,208
4,750,000	California State Various Purpose (GO) 5.00%, 09/01/20	5,939,637
250,000	California State Various Purpose (GO) 5.00%, 03/01/18 (c)	293,515
1,000,000	California State Various Purpose (GO) 5.00%, 09/01/21	1,258,560
850,000	California State Various Purpose (GO) 5.00%, 10/01/21	1,070,966
855,000	California State Various Purpose (GO) 5.00%, 10/01/22	1,081,755
320,000	California State Various Purpose (GO) 5.00%, 04/01/18 (c)	372,768
500,000	California State Various Purpose (GO) 5.00%, 04/01/22 (c)	605,810
1,000,000	California State Various Purpose (GO) 5.00%, 09/01/22 (c)	1,217,340
5,000,000	California State Various Purpose (GO) 5.00%, 02/01/22 (c)	6,009,650
1,250,000	California State Various Purpose (GO) 5.00%, 09/01/18 (c)	1,470,587
580,000	California State Various Purpose (GO) 5.00%, 03/01/20 (c)	672,632
1,000,000	California State Various Purpose (GO) (FGIC) (NATL) 5.00%, 06/01/17 (c)	1,127,140
1,500,000	California State Various Purpose (GO) 5.25%, 10/01/19 (c)	1,852,155
1,000,000	California State Various Purpose (GO) 5.25%, 03/01/20 (c)	1,208,930
830,000	California State Various Purpose (GO) 5.25%, 09/01/22	1,070,617
1,000,000	California State Various Purpose (GO) 5.25%, 10/01/22	1,287,090
500,000	California State Various Purpose (GO) 5.25%, 03/01/20 (c)	586,845
2,250,000	California Water Resources Department Power Supply, Series L (RB) 5.00%, 05/01/20 (c)	2,745,090
2,000,000	City & County of San Francisco, California, Series R1 (GO) 5.00%, 06/15/20	2,482,940
550,000	City & County of San Francisco, California, Series R1 (GO) 5.00%, 12/15/21 (c)	679,338
925,000	City of Los Angeles, California, Series A (GO) 5.00%, 09/01/19	1,138,601
1,000,000	City of Los Angeles, California, Series B (GO) 5.00%, 09/01/21	1,237,010
1,050,000	Long Beach, California Bond Finance Authority, Natural Gas Purchase, Series A (RB) 5.25%, 11/15/18	1,210,513
505,000	Los Angeles County, Metropolitan Transportation Authority, Series A (RB) 5.00%, 07/01/18	613,105
1,000,000	Los Angeles Department of Water & Power, Series A (RB) 5.00%, 07/01/21 (c)	1,245,040
250,000	Los Angeles Department of Water & Power, Series A-1 (RB) (AMBAC) 5.00%, 07/01/17 (c)	290,060
250,000	Los Angeles International Airport, Department of Airports, Series A (RB) 5.00%, 05/15/20 (c)	299,245
255,000	Los Angeles Unified School District, Series A (GO) 5.00%, 07/01/19 (c)	304,666
500,000	Los Angeles Unified School District, Series A-1 (GO) (NATL) 4.50%, 07/01/17 (c)	558,050
500,000	Los Angeles Unified School District, Series E (GO) (AGM) 5.00%, 07/01/17 (c)	582,925
750,000	Los Angeles Unified School District, Series H (GO) (AGM) 5.00%, 07/01/17 (c)	864,607
1,000,000	Los Angeles, California Community College District, Election of 2001, Series A (GO) (FGIC) (NATL) 5.00%, 08/01/17 (c)	1,149,510
250,000	Los Angeles, California Convention & Exhibition Center, Series A (RB) 5.13%, 08/15/18 (c)	283,130
2,000,000	Los Angeles, California Municipal Improvement Corp., Police Headquarters Facility &
	Public Works Building, Series A (RB) (FGIC) (NATL) 5.00%, 01/01/17 (c)	2,244,370
880,000	Los Angeles, California Unified School District, Series A (GO) 2.00%, 07/01/22	862,171
500,000	Los Angeles, California Unified School District, Series A (GO) (AGM) 4.50%, 07/01/17 (c)	564,620
1,500,000	Los Angeles, California Wastewater System, Series A (RB) 5.75%, 06/01/19 (c)	1,828,470
1,000,000	Metropolitan Water District of Southern California, Series C (RB) 5.00%, 07/01/19	1,237,780
500,000	Orange County, California Sanitation District, Wastewater Refunding, Series A (RB) 5.00%, 02/01/22	637,000
1,585,000	Palomar Pomerado Health, Series A (GO) (NATL) 6.17%, 08/01/27 ^	858,135
1,000,000	Sacramento, California Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/01/22	1,181,740
500,000	Sacramento, California Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/01/24	595,860
400,000	Sacramento, California Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/01/25	476,368
500,000	Sacramento, California Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/01/26	597,035
500,000	San Diego, California Water Authority, Series A (RB) 4.50%, 05/01/21 (c)	573,225
500,000	San Diego, California Water Authority, Series A (RB) 5.00%, 05/01/21 (c)	605,790
500,000	San Francisco, California City & County Public Utilities Commission, Series A (RB) 5.00%, 11/01/19 (c)	593,075
500,000	San Francisco, California City & County Public Utilities Commission, Series B (RB) 4.00%, 11/01/19 (c)	558,060
500,000	San Francisco, California City & County Public Utilities Commission, Series B (RB) 4.00%, 11/01/19 (c)	566,110
1,000,000	San Francisco, California City & County General Hospital Improvement, Series A (GO) 4.75%, 06/15/19	1,215,410
2,250,000	San Francisco, California Public Utilities Commission Water Revenue, Sub-Series A (RB) 5.00%, 11/01/21 (c)	2,745,562
1,000,000	San Joaquin County, California Transportation Authority, Series A (RB) 5.00%, 03/01/21 (c)	1,180,900
250,000	San Jose, California Redevelopment Agency, Series D (AMBAC) (TA) 5.00%, 08/01/17 (c)	263,750
365,000	Santa Clara County Financing Authority, Series A (RB) 4.00%, 02/01/22 (c)	402,646
725,000	Santa Clara County Financing Authority, Series A (RB) 5.00%, 11/15/18	869,362
2,000,000	Santa Clara County Financing Authority, Series A (RB) 5.00%, 02/01/19	2,356,840
1,000,000	Southern California Public Power Authority, Canyon Power Project, Series A (RB) 5.25%, 01/01/20 (c)	1,182,440
500,000	University of California, Series Q (RB) 5.00%, 05/15/17 (c)	579,865
1,775,000	Vernon City, California, Electric System Revenue, Series A (RB) 5.13%, 08/01/19 (c)	2,001,472

		93,412,688

Colorado: 0.6%
670,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	820,649
585,000	Denver, Colorado City & County School District No. 1, Series C (GO) (SAW) 5.00%, 12/01/22	738,995
375,000	Denver, Colorado School District No. 1, Series C (GO) (SAW) 5.00%, 12/01/23	477,274
1,365,000	Joint School District No. 28J in Adams and Arapahoe Counties, Colorado (GO) (SAW) 5.00%, 12/01/22 (c)	1,713,266
500,000	University of Colorado Enterprise System, Series A (RB) 4.00%, 06/01/22	586,045

		4,336,229

Connecticut: 2.7%
1,000,000	Connecticut State Health & Educational Facility Authority, Series A (RB) 5.00%, 07/01/21 (c)	1,110,690
500,000	Connecticut State Health & Educational Facility Authority, Series I (RB) (NATL) 5.00%, 07/01/17 (c)	563,395
1,000,000	Connecticut State, Series B (GO) 5.00%, 04/15/22	1,255,560
1,005,000	Connecticut State, Series B (GO) 5.00%, 05/15/21 (c)	1,239,105
2,000,000	Connecticut State, Series B (GO) 5.00%, 04/15/22 (c)	2,461,920
745,000	Connecticut State, Series C (GO) 5.00%, 12/01/19 (c)	913,474
1,000,000	Connecticut State, Series C (GO) 5.00%, 06/01/22	1,256,870
1,500,000	Connecticut State, Series C (GO) 5.00%, 11/01/18 (c)	1,778,550
600,000	Connecticut State, Series C (GO) 5.75%, 11/01/18 (c)	748,875
1,100,000	Connecticut State, Series D (GO) 5.00%, 11/01/20	1,370,281
290,000	Connecticut State, Series D (GO) 5.00%, 12/01/17 (c)	338,955
500,000	Connecticut State, Series E (GO) 5.00%, 12/15/16 (c)	574,945
1,000,000	Connecticut State, Series E (GO) 5.00%, 09/15/22 (c)	1,230,640
480,000	Connecticut State, Series G (GO) 5.00%, 10/15/22 (c)	594,854
500,000	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes (RB) 5.00%, 12/01/20	621,605
1,840,000	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB) 5.00%, 01/01/23 (c)	2,266,788
1,900,000	University of Connecticut, Series A (RB) 5.00%, 02/15/21 (c)	2,309,792

		20,636,299

District of Columbia: 0.7%
500,000	District of Columbia Income Tax Revenue, Series B (RB) 5.25%, 12/01/19 (c)	605,620
1,850,000	District of Columbia, Income Tax Secured Revenue, Series A (RB) 5.00%, 06/01/20 (c)	2,203,045
625,000	District of Columbia, Income Tax Secured Revenue, Series B (RB) 5.00%, 12/01/19 (c)	751,506
1,500,000	District of Columbia, Income Tax Secured Revenue, Series G (RB) 5.00%, 12/01/21 (c)	1,815,000

		5,375,171

Florida: 6.7%
340,000	Citizens Property Insurance Corp., Series A (RB) (AGM) 4.50%, 06/01/20	389,392
1,000,000	Citizens Property Insurance Corp., Series A (RB) 5.00%, 06/01/21	1,175,260
250,000	Collier County, Florida School Board (CP) (AGM) 5.00%, 02/15/16 (c)	275,258
500,000	County of Miami-Dade, Florida, Water & Sewer System Revenue, Series B (RB) (AGM) 5.25%, 10/01/20	616,000
1,035,000	Florida Department of Management Services, Series A (CP) 5.00%, 08/01/18 (c)	1,236,535
500,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 4.00%, 06/01/19 (c)	570,555
500,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 4.75%, 06/01/20 (c)	586,330
330,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 5.00%, 06/01/20	409,028
1,000,000	Florida State Board of Education, Public Education Capital Outlay, Series B (GO) 5.00%, 06/01/20	1,239,480
1,170,000	Florida State Board of Education, Public Education Capital Outlay, Series C (GO) 3.00%, 06/01/21 (c)	1,220,848
1,000,000	Florida State Board of Education, Public Education Capital Outlay, Series C (GO) 4.00%, 06/01/21 (c)	1,105,710
570,000	Florida State Board of Education, Public Education Capital Outlay, Series C (GO) 4.00%, 06/01/22 (c)	633,173
1,500,000	Florida State Board of Education, Public Education Capital Outlay, Series C (GO) 5.00%, 06/01/19 (c)	1,793,505
1,000,000	Florida State Board of Education, Public Education Capital Outlay, Series D (GO) 5.00%, 06/01/22	1,271,500
500,000	Florida State Board of Education, Public Education Capital Outlay, Series D (GO) 5.00%, 06/01/21 (c)	619,215
500,000	Florida State Board of Education, Public Education Capital Outlay, Series D (GO) 5.00%, 06/01/19 (c)	598,995
750,000	Florida State Board of Education, Public Education Capital Outlay, Series E (GO) 5.00%, 06/01/21 (c)	902,557
400,000	Florida State Board of Education, Public Education Capital Outlay, Series E (GO) 5.00%, 06/01/18 (c)	469,204
1,000,000	Florida State Department of Environmental Protection, Series A (RB) 5.00%, 07/01/21	1,212,930
225,000	Florida State Department of Environmental Protection, Series A (RB) (AGO) 5.00%, 07/01/17 (c)	257,337
480,000	Florida State Department of Environmental Protection, Series B (RB) 5.00%, 07/01/19	577,358
1,600,000	Florida State Department of Environmental Protection, Series B (RB) 5.00%, 07/01/20	1,941,104
1,000,000	Florida State Department of Environmental Protection, Series B (RB) 5.00%, 07/01/21	1,212,930
2,000,000	Florida State Department of Transportation, Full Faith & Credit Right-of-Way, Series A (GO) 5.00%, 07/01/21 (c)	2,450,810
375,000	Florida State, Board of Education, Series A (GO) 4.00%, 06/01/21	439,125
1,000,000	Florida State, Board of Education, Series C (GO) 5.00%, 06/01/19 (c)	1,208,320
730,000	Florida State, Board of Education, Series D (GO) 5.50%, 06/01/19	918,019
2,000,000	Florida State, Right-of-Way Acquisition & Bridge Construction, Series B (GO) 5.00%, 07/01/21 (c)	2,446,480
350,000	Jacksonville, Florida Transportation Refunding, Series B (RB) 5.00%, 10/01/22	430,035
1,500,000	Jacksonville, Florida, Series B (RB) 5.00%, 10/01/21	1,821,420
2,100,000	Miami Beach Health Facilities Authority (RB) 4.00%, 11/15/22 (c)	2,125,368
510,000	Miami-Dade County, Florida Aviation, Series A (RB) 4.88%, 10/01/20 (c)	575,698
250,000	Miami-Dade County, Florida Educational Facilities, Series B (RB) (AMBAC) 5.25%, 04/01/22	299,155
2,500,000	Miami-Dade County, Florida Educational Facilities, Series B (RB) (AMBAC) 5.25%, 04/01/24	3,032,500
500,000	Miami-Dade County, Florida School Board, Series A (CP) (AMBAC) 5.00%, 08/01/18 (c)	565,930
500,000	Miami-Dade County, Florida School Board, Series B (CP) (AGO) 5.25%, 05/01/18 (c)	572,920
1,500,000	Miami-Dade County, Florida Seaport General Obligation, Series C (GO) 5.00%, 10/01/21 (c)	1,745,780
250,000	Miami-Dade County, Florida Special Obligation, Capital Asset Acquisition, Series A (RB) (AMBAC) 5.00%, 04/01/17 (c)	277,333
500,000	Miami-Dade County, Florida Water and Sewer System (RB) (AGM) 5.00%, 10/01/20 (c)	583,175
325,000	Miami-Dade County, Florida Water and Sewer System, Series B (RB) (AGM) 5.25%, 10/01/19	396,393
700,000	Orange County, Florida Tourist Development Tax Revenue (RB) 5.00%, 10/01/22	831,432
430,000	Orange County, Florida Tourist Development Tax Revenue, Series A (RB) (NATL) 5.00%, 10/01/17 (c)	490,144
7,000,000	Orlando-Orange County Expressway Authority (RB) 5.00%, 07/01/22	8,419,530
250,000	Palm Beach County, Florida School Board, Series A (CP) (AGM) 5.00%, 08/01/15 (c)	273,163
250,000	Polk County, Florida School District (RB) (AGM) 5.00%, 10/01/17	285,808
250,000	Port Saint Lucie, Florida Utility System Refunding and Improvement (RB) (NATL) 5.25%, 09/01/21	308,390
250,000	South Miami Health Facilities Authority, Baptist Health South Florida Group (RB) 5.00%, 08/15/17 (c)	288,758
500,000	Tampa, Florida Board of Education, Public Education Capital Outlay Refunding, Series B (GO) 4.00%, 06/01/21 (c)	565,245

		51,665,135

Georgia: 2.7%
505,000	Atlanta, Georgia Water & Wastewater Revenue, Series A (RB) 6.00%, 11/01/19 (c)	643,436
500,000	Cobb County, Georgia Water & Sewerage Improvement (RB) 3.75%, 07/01/19 (c)	561,630
750,000	DeKalb County, Georgia Hospital Authority (RB) 5.25%, 09/01/20	883,537
3,000,000	Fulton County, Georgia Development Authority, Series A (RB) 5.00%, 10/01/22	3,631,170
400,000	Fulton County, Georgia Development Authority, Series B (RB) 4.50%, 03/15/19 (c)	436,064
680,000	Georgia State Road & Tollway Authority (RB) 5.00%, 06/01/19	828,988
3,295,000	Georgia State Road & Tollway Authority, Series A (RB) 5.00%, 06/01/19	4,010,246
1,000,000	Georgia State Road & Tollway Authority, Series A (RB) 5.00%, 06/01/19 (c)	1,198,320
1,000,000	Georgia State, Series B (GO) 5.00%, 01/01/19 (c)	1,209,140
400,000	Georgia State, Series B (GO) 5.00%, 07/01/18 (c)	478,628
1,335,000	Georgia State, Series C (GO) 5.00%, 07/01/21 (c)	1,677,230
500,000	Georgia State, Series J (GO) 4.50%, 11/01/21 (c)	609,605
655,000	Gwinnett County, Georgia School District (GO) 5.00%, 02/01/24	860,074
500,000	Gwinnett County, Georgia School District (GO) 5.00%, 02/01/25 (c)	658,570
760,000	Gwinnett County, Water & Sewerage Authority, Series A (RB) 4.00%, 08/01/19 (c)	875,535
1,000,000	Main Street Natural Gas, Inc., Gas Project, Series B (RB) 5.00%, 03/15/18	1,137,230
500,000	Main Street Natural Gas, Inc., Gas Project, Series B (RB) 5.00%, 03/15/20	577,440
305,000	Metropolitan Atlanta Rapid Transit Authority (RB) 3.00%, 07/01/22 (c)	309,755
500,000	Municipal Electric Authority of Georgia, Combined Cycle Project, Series A (RB) 5.00%, 11/01/22	620,130

		21,206,998

Hawaii: 1.0%
350,000	City & County of Honolulu, Hawaii, Series B (GO) 5.00%, 08/01/21 (c)	433,762
500,000	City & County of Honolulu, Hawaii, Series B (GO) 5.00%, 12/01/20 (c)	608,105
650,000	City & County of Honolulu, Hawaii, Series B (GO) 5.00%, 12/01/20 (c)	785,824
500,000	Hawaii State, Series DK (GO) 5.00%, 05/01/18 (c)	589,500
500,000	Hawaii State, Series DQ (GO) 5.00%, 06/01/19 (c)	594,535
1,800,000	Hawaii State, Series DZ (GO) 5.00%, 12/01/21 (c)	2,216,338
800,000	Hawaii State, Series DZ (GO) 5.00%, 12/01/21 (c)	979,424
1,000,000	Hawaii State, Series EA 5.00%, 12/01/21	1,249,760

		7,457,248

Illinois: 3.8%
250,000	Chicago O’Hare International Airport, 3rd Lien, Series A (RB) (AMBAC) 5.00%, 01/01/16 (c)	278,260
500,000	Chicago O’Hare International Airport, 3rd Lien, Series A (RB) (NATL) 5.25%, 01/01/16 (c)	549,805
2,000,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (AGM) 5.00%, 01/01/17 (c)	2,268,230
500,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (NATL) 5.25%, 01/01/18	590,165
500,000	Chicago O’Hare International Airport, 3rd Lien, Series C (RB) (AGO) 5.25%, 01/01/20 (c)	588,780
500,000	Chicago, Illinois Board of Education, Series F (GO) 5.00%, 12/01/20	593,370
1,000,000	Chicago, Illinois Project & Refunding, Series A (GO) (AMBAC) 5.00%, 01/01/17 (c)	1,128,210
300,000	Chicago, Illinois Project & Refunding, Series C (GO) (NATL) 5.00%, 01/01/18 (c)	345,942
250,000	Chicago, Illinois Project & Refunding, Series C (GO) 5.00%, 01/01/19 (c)	284,848
70,000	Chicago, Illinois Transit Authority, Capital Grant Receipts (RB) (AMBAC) 5.00%, 12/01/16 (c)	81,505
1,250,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5307-A (RB) (AGO) 5.25%, 06/01/18 (c)	1,429,382
250,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5309 (RB) (AGO) 5.00%, 06/01/16	278,078
475,000	Chicago, Illinois, Series A (GO) 5.00%, 01/01/20 (c)	537,006
2,000,000	Chicago, Illinois, Series A (GO) (AGM) 5.00%, 01/01/20 (c)	2,238,180
500,000	City of Chicago, Series C (GO) 4.00%, 01/01/22	549,060
2,140,000	Illinois Finance Authority, Trinity Health Credit Group (RB) 5.00%, 12/01/21 (c)	2,469,832
1,000,000	Illinois Finance Authority, Trinity Health Credit Group (RB) 5.00%, 11/01/19 (c)	1,111,490
1,350,000	Illinois Railsplitter Tobacco Settlement Authority (RB) 5.25%, 06/01/20	1,634,121
1,300,000	Illinois Railsplitter Tobacco Settlement Authority (RB) 5.38%, 06/01/21	1,593,436
2,600,000	Illinois Railsplitter Tobacco Settlement Authority (RB) 5.50%, 06/01/21 (c)	3,115,684
500,000	Illinois State (GO) 4.00%, 08/01/22 (c)	520,855
500,000	Illinois State (GO) (AGM) 5.00%, 01/01/19	576,825
1,060,000	Illinois State (GO) 5.00%, 08/01/19	1,230,904
500,000	Illinois State (GO) 5.00%, 01/01/20	578,130
500,000	Illinois State (GO) (AGM) 5.00%, 01/01/20 (c)	565,270
1,000,000	Illinois State (GO) (AGM) 5.00%, 08/01/22	1,167,690
985,000	Illinois State (GO) 5.00%, 08/01/23	1,143,821
1,000,000	Illinois State, Series A (GO) 4.00%, 01/01/22 (c)	1,057,570
500,000	Illinois State, Series B (GO) 5.25%, 01/01/18	579,615
395,000	Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308, Capital Appreciation School (GO) (AGM) 5.61%, 02/01/26 ^	234,350

		29,320,414

Indiana: 0.7%
500,000	Carmel City, Indiana Redevelopment Authority, Series A (RB) 2.63%, 08/01/22 (c)	479,865
250,000	Delaware County, Indiana Hospital, Cardinal Health System Obligation Group (RB) 5.00%, 08/01/16 (c)	271,718
825,000	Indiana Finance Authority, Health System Revenue, Series C (RB) 5.25%, 11/01/18 (c)	947,463
830,000	Indiana Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A (RB) 5.00%, 05/01/22	974,013
1,000,000	Indiana Finance Authority, Series A (RB) 5.00%, 02/01/22 (c)	1,234,580
1,000,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Series B-1 (RB) 5.00%, 01/15/20 (c)	1,200,060
500,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Series K (RB) 5.00%, 06/01/21 (c)	582,350

		5,690,049

Iowa: 0.3%
1,600,000	Iowa Finance Authority (RB) 5.00%, 08/01/19 (c)	1,971,728

Kansas: 0.3%
1,500,000	Kansas Development Finance Authority (RB) 4.00%, 12/01/19 (c)	1,654,140
250,000	Kansas Development Finance Authority (RB) 5.00%, 12/01/19	303,643
260,000	Kansas Development Finance Authority (RB) 5.00%, 03/01/20 (c)	315,978

		2,273,761

Kentucky: 1.0%
1,535,000	Kentucky Economic Development Finance Authority Hospital, Baptist Healthcare System Obligated, Series A (RB) 5.63%, 08/15/18 (c)	1,766,662
500,000	Kentucky State Property & Building Commission, Project No. 99, Series A (RB) 5.00%, 11/01/20 (c)	612,255
250,000	Kentucky State Property & Buildings Commission, Project No. 89 (RB) (AGM) 5.00%, 11/01/18 (c)	284,358
555,000	Kentucky State Property & Buildings Commission, Project No. 90 (RB) 5.00%, 11/01/18 (c)	654,062
250,000	Kentucky State Property & Buildings Commission, Project No. 90 (RB) 5.75%, 11/01/18 (c)	308,675
500,000	Kentucky State Property & Buildings Commission, Project No. 93 (RB) (AGO) 5.25%, 02/01/19 (c)	583,300
600,000	Kentucky State Turnpike Authority, Economic Development Road, Revitalization Projects, Series A (RB) 5.00%, 07/01/22 (c)	735,732
550,000	Kentucky Turnpike Authority (RB) 5.00%, 07/01/19 (c)	669,014
1,300,000	Lexington Fayette Urban County Government Public Facilities Corp., Eastern State Hospital Project, Series A (RB) 5.25%, 06/01/21 (c)	1,493,297
500,000	Louisville & Jefferson County, Kentucky Metropolitan Sewer District, Series A (RB) 5.00%, 11/15/21 (c)	594,915

		7,702,270

Louisiana: 0.3%
1,000,000	Louisiana State, Series A (GO) 5.00%, 08/01/22	1,268,000
250,000	Louisiana State, Series A (GO) 5.00%, 05/15/20 (c)	308,750
500,000	Louisiana State, Series B (RB) 5.00%, 05/01/20 (c)	603,600

		2,180,350

Maryland: 1.5%
1,300,000	Anne Arundel County, Maryland (GO) 5.00%, 04/01/19	1,608,789
1,000,000	Howard County, Maryland, Consolidated Public Improvement (GO) 5.00%, 08/15/21 (c)	1,257,320
2,045,000	Maryland State & Local Facilities Loan, First Series B (GO) 3.00%, 03/15/20 (c)	2,192,526
250,000	Maryland State & Local Facilities Loan, Second Series A (GO) 5.00%, 08/15/17 (c)	292,105
850,000	Maryland State & Local Facilities Loan, Second Series B (GO) 3.00%, 08/01/19 (c)	916,529
425,000	Maryland State & Local Facilities Loan, Second Series B (GO) 4.00%, 08/15/19 (c)	496,591
500,000	Maryland State & Local Facilities Loan, Second Series B (GO) 4.50%, 03/15/19 (c)	584,090
700,000	Maryland State & Local Facilities Loan, Second Series E (GO) 5.00%, 08/01/18	855,043
500,000	Maryland State Department of Transportation (RB) 4.00%, 05/15/19 (c)	569,150
250,000	Maryland State Department of Transportation, Second Issue (RB) 5.00%, 09/01/18 (c)	297,193
1,000,000	Montgomery & Price George’s Counties, Maryland Washington Suburban Sanitary District, Consolidated Public Improvement (GO) 3.00%, 06/01/21 (c)	1,097,210
750,000	Montgomery & Price George’s Counties, Maryland Washington Suburban Sanitary District, Consolidated Public Improvement (GO) 4.13%, 06/01/18 (c)	857,355
250,000	Montgomery County, Maryland Construction Public Improvement, Series A (GO) 5.00%, 05/01/17 (c)	295,623

		11,319,524

Massachusetts: 2.1%
1,905,000	Commonwealth of Massachusetts (GO) 5.00%, 04/01/21 (c)	2,362,162
425,000	Commonwealth of Massachusetts, Consolidated Loan, Series D (GO) 5.00%, 10/01/21 (c)	522,448
500,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.25%, 07/01/27	661,180
1,000,000	Massachusetts Commonwealth, Series A (GO) 5.00%, 04/01/21 (c)	1,197,240
1,300,000	Massachusetts Commonwealth, Series D (GO) 4.25%, 10/01/21 (c)	1,481,467
2,300,000	Massachusetts Commonwealth, Series E (GO) 4.00%, 12/01/19 (c)	2,630,625
500,000	Massachusetts Development Finance Agency, Brandeis University, Series O-2 (RB) 5.00%, 10/01/19 (c)	566,680
1,000,000	Massachusetts Development Finance Agency, Partners Health Care System Issue, Series K (RB) 5.00%, 01/18/18 (p)	1,177,440
405,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB) 4.50%, 01/01/19	449,441
400,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB) 5.15%, 01/01/20 (c)	440,680
500,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB) 5.50%, 01/01/20 (c)	578,780
500,000	Massachusetts General Obligation Refunding, Series B (GO) (AGM) 5.25%, 09/01/23	650,275
500,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series A (RB) (AMBAC) 4.50%, 08/15/17 (c)	560,065
250,000	Massachusetts State Health & Education Facilities Authority, Boston Medical Center, Series B (RB) 4.75%, 07/01/18 (c)	278,180
600,000	Massachusetts State Health & Education Facilities Authority, Harvard University, Series A (RB) 5.00%, 12/15/19 (c)	725,544
475,000	Massachusetts State Water Pollution Abatement, Pool Program, Series 12 (RB) 4.35%, 08/01/16 (c)	519,322
1,000,000	Massachusetts State Water Resource Authority, Series A (RB) (AGM) 5.25%, 08/01/27	1,323,920

		16,125,449

Michigan: 1.6%
3,300,000	City of Detroit, Michigan Distributable State Aid (GO) 4.50%, 11/01/20 (c)	3,606,075
1,000,000	Detroit City School District (GO) (Q-SBLF) 5.00%, 05/01/22 (c)	1,148,110
1,000,000	Michigan Finance Authority, Clean Water Revolving Fund (RB) 5.00%, 10/01/21 (c)	1,240,910
1,000,000	Michigan Municipal Board Authority, Clean Water Revolving Fund (RB) 4.63%, 10/01/17 (c)	1,128,460
3,020,000	Michigan Municipal Board Authority, Clean Water Revolving Fund (RB) 5.00%, 10/01/21	3,796,804
250,000	Michigan State Building Authority, Series 1A (RB) (FGIC) (NATL) 4.52%, 10/15/16 (c)	203,040
250,000	Michigan State Building Authority, Series 1A (RB) (FGIC) (NATL) 4.61%, 10/15/16 (c)	213,665
500,000	Michigan State Strategic Fund Limited, Series A (RB) (AGO) 5.25%, 10/15/18 (c)	565,450
715,000	Wayne County, Michigan Airport Authority (RB) (FGIC) (NATL) 5.00%, 12/01/17 (c)	811,353

		12,713,867

Minnesota: 0.7%
750,000	Minnesota Agricultural & Economic Development Board, Series C-1 (RB) (AGO) 5.50%, 02/15/20 (c)	878,370
1,185,000	Minnesota Public Facilities Authority, Series C (RB) 3.25%, 03/01/20 (c)	1,276,541
2,000,000	Minnesota State, General Fund Appropriation, Series B (RB) 5.00%, 03/01/22 (c)	2,436,200
500,000	Minnesota State, Various Purpose Refunding, Series F (GO) 4.00%, 08/01/19	588,510

		5,179,621

Missouri: 1.6%
1,000,000	City of Kansas City, Missouri, Series A (GO) 5.00%, 02/01/22 (c)	1,236,420
1,000,000	Jackson County, Missouri Special Obligation, Harry S. Truman Sports Complex (RB) (AMBAC) 5.00%, 12/01/16 (c)	1,112,570
505,000	Kansas City, Missouri Industrial Development Authority (RB) 5.50%, 09/01/21 (c)	587,759
1,500,000	Kansas City, Missouri Water Refunding & Improvement Revenue Bonds, Series A (RB) (BHAC) 5.00%, 12/01/18 (c)	1,801,815
500,000	Missouri Joint Municipal Electric Utility Commission (RB) (NATL) 5.00%, 01/01/16 (c)	527,185
3,450,000	Missouri State Board of Public Buildings (RB) 2.50%, 10/01/20 (c)	3,449,931
1,000,000	Missouri State Board of Public Buildings, Series A (RB) 1.00%, 10/01/19 (c)	733,460
1,250,000	Missouri State Board of Public Buildings, Series A (RB) 4.00%, 10/01/19 (c)	1,447,212
1,000,000	Missouri State Highways and Transportation Commission, Senior Lien (RB) 5.00%, 02/01/17 (c)	1,164,990

		12,061,342

Nebraska: 0.1%
1,000,000	Douglas County, Nebraska School District (GO) 4.00%, 04/01/20 (c)	1,151,420

Nevada: 1.0%
520,000	Clark County, Nevada Airport System Subordinate Lien, Series C (RB) (AGM) 5.00%, 07/01/19 (c)	607,890
500,000	Clark County, Nevada Airport System, Senior Series D (RB) 5.00%, 01/01/20 (c)	578,130
1,500,000	Clark County, Nevada School District, Series A (GO) (FGIC) (NATL) 5.00%, 06/15/17 (c)	1,732,460
2,500,000	Clark County, Nevada School District, Series A (GO) 5.00%, 06/15/18 (c)	2,861,980
750,000	Clark County, Nevada School District, Series B (GO) 5.00%, 12/15/17 (c)	843,348
250,000	Clark County, Nevada School District, Series C (GO) 5.00%, 12/15/17 (c)	289,343
500,000	Clark County, Nevada, Limited Tax Transportation Refunding, Series A (GO) 4.00%, 12/01/19 (c)	567,220

		7,480,371

New Hampshire: 0.8%
1,000,000	New Hampshire State, Capital Improvement, Series B (GO) 5.00%, 11/01/21	1,269,700
3,950,000	New Hampshire State, Series A (GO) 5.00%, 07/01/20 (c)	4,849,303

		6,119,003

New Jersey: 3.9%
1,000,000	County of Union, New Jersey, Series B (GO) 3.00%, 03/01/19	1,084,920
270,000	County of Union, New Jersey, Series B (GO) 3.00%, 03/01/21	290,031
1,000,000	County of Union, New Jersey, Series B (GO) 3.00%, 03/01/22	1,064,610
650,000	County of Union, New Jersey, Series B (GO) 3.00%, 03/01/22 (c)	683,247
2,000,000	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB) 5.00%, 06/15/22	2,385,500
1,000,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series GG (RB) 5.25%, 03/01/21 (c)	1,179,850
1,000,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series II (RB) 5.00%, 03/01/21	1,200,310
1,000,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series II (RB) 5.00%, 03/01/22	1,205,390
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB) 5.25%, 03/01/21 (c)	603,590
1,000,000	New Jersey Environmental Infrastructure Trust, Series A 5.25%, 09/01/18	1,231,000
1,000,000	New Jersey Health Care Facilities Financing Authority (RB) 5.00%, 07/01/22 (c)	1,150,180
1,075,000	New Jersey Health Care Facilities Financing Authority, Series A (RB) 4.63%, 07/01/21 (c)	1,220,146
500,000	New Jersey State Educational Facilities Authority, Kean University, Series A (RB) 5.00%, 09/01/19 (c)	581,240
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.25%, 12/15/20	618,060
1,000,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/23	1,220,500
1,000,000	New Jersey State Turnpike Authority (RB) 5.00%, 01/01/23 (c)	1,207,410
500,000	New Jersey State Turnpike Authority, Series A (RB) (AGM) 5.25%, 01/01/26	646,375
2,000,000	New Jersey State Turnpike Authority, Series B (RB) 5.00%, 01/01/20	2,423,940
300,000	New Jersey State Turnpike Authority, Series H (RB) 5.00%, 01/01/19 (c)	355,767
500,000	New Jersey State Various Purpose (GO) 4.00%, 06/01/19 (c)	542,070
1,000,000	New Jersey State Various Purpose (GO) 5.00%, 06/01/19 (c)	1,220,210
1,000,000	New Jersey State, Series Q (GO) 5.00%, 08/15/20	1,238,620
2,000,000	New Jersey State, Series S (GO) 5.00%, 08/15/19	2,451,860
520,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (FGIC) (NATL) 5.00%, 06/15/16	589,867
1,000,000	New Jersey Transportation Trust Fund Authority, Series A (RB) 5.25%, 12/15/22	1,238,990
250,000	New Jersey Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/18	298,140
660,000	New Jersey Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/24	812,414
880,000	Newark, New Jersey Qualified General Improvement, Series A (GO) (SAW) 4.00%, 10/01/20 (c)	957,986
960,000	Tobacco Settlement Financing Corp., Senior Series A-1 (RB) 4.50%, 06/01/17 (c)	958,378

		30,660,601

New Mexico: 0.7%
2,000,000	Albuquerque, New Mexico Municipal School District No. 12, School Building, Series A (GO) (SAW) 5.00%, 08/01/19 (c)	2,416,175
1,000,000	New Mexico Finance Authority State Transportation, Senior Lien, Series A (RB) 5.00%, 12/15/16 (c)	1,134,030
260,000	New Mexico Finance Authority State Transportation, Senior Lien, Series B (RB) 5.00%, 06/15/21	326,836
1,590,000	New Mexico Finance Authority, Series C (RB) (NATL) 5.25%, 06/15/17 (c)	1,865,006

		5,742,047

New York: 17.4%
1,275,000	City of New York NY (GO) 5.00%, 08/01/20	1,577,774
1,000,000	City of New York NY (GO) 5.00%, 04/01/18 (c)	1,182,810
1,000,000	City of New York, New York, Series I (GO) 5.00%, 08/01/22	1,259,100
1,250,000	County of Nassau, New York (GO) 4.00%, 04/01/21 (c)	1,305,700
500,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) 5.00%, 05/01/19	601,205
500,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (SAW) 5.00%, 05/01/21 (c)	590,490
500,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) 5.25%, 05/01/19 (c)	592,275
250,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (AGM) 5.75%, 05/01/17 (c)	296,870
250,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (AGM) 5.75%, 05/01/18 (c)	302,773
1,760,000	Long Island Power Authority (RB) 5.00%, 04/01/19	2,088,997
1,000,000	Long Island Power Authority (RB) 5.00%, 05/01/20	1,197,490
500,000	Long Island Power Authority (RB) 5.25%, 04/01/19	599,105
500,000	Long Island Power Authority (RB) 5.25%, 04/01/19 (c)	590,170
2,000,000	Long Island Power Authority, Electric System, Series B (RB) 5.00%, 09/01/22 (c)	2,361,660
500,000	Long Island Power Authority, Electric System, Series E (RB) (FGIC) (NATL) 5.00%, 12/01/16 (c)	572,180
1,000,000	Metropolitan Transportation Authority (RB) 3.00%, 11/15/22 (c)	991,270
845,000	Metropolitan Transportation Authority (RB) 3.13%, 11/15/22 (c)	868,322
1,000,000	Metropolitan Transportation Authority (RB) 5.00%, 11/15/22 (c)	1,187,000
600,000	Metropolitan Transportation Authority, Series B (RB) 3.00%, 11/15/22 (c)	610,188
285,000	Metropolitan Transportation Authority, Series D (RB) 5.00%, 11/15/21	350,673
1,000,000	Metropolitan Transportation Authority, Series F (RB) 5.00%, 11/15/22	1,231,240
2,000,000	Nassau County, New York General Improvement, Series A (GO) 5.00%, 04/01/20	2,398,120
850,000	Nassau County, New York General Improvement, Series C (GO) 4.00%, 10/01/20 (c)	925,327
475,000	Nassau County, New York Interim Finance Authority, Series A (RB) 4.50%, 05/15/19 (c)	540,811
1,000,000	Nassau County, New York Interim Finance Authority, Series A (RB) 5.00%, 05/15/19 (c)	1,224,370
250,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series A (RB) 5.63%, 06/15/18 (c)	304,365
1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue (RB) 5.00%, 11/01/18	1,219,420
500,000	New York City Transitional Finance Authority Future Tax Secured Revenue (RB) 5.00%, 05/01/21	626,340
425,000	New York City Transitional Finance Authority Future Tax Secured Revenue (RB) 5.00%, 02/01/22	532,198
1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue (RB) 5.00%, 02/01/21 (c)	1,211,440
1,500,000	New York City Transitional Finance Authority Future Tax Secured Revenue (RB) 5.00%, 11/01/21 (c)	1,821,570
450,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D-1 (RB) 5.25%, 02/01/21 (c)	561,249
600,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (FGIC) (NATL) (SAW) 5.00%, 01/15/17 (c)	695,622
500,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW) 5.00%, 07/15/20	612,175
1,060,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW) 5.00%, 07/15/21 (c)	1,290,306
1,000,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW) 5.00%, 07/15/22	1,239,520
250,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (FGIC) (NATL) (SAW) 5.00%, 01/15/17 (c)	282,058
1,000,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW) 5.00%, 01/15/18 (c)	1,149,460
500,000	New York City Transitional Finance Authority, Building Aid, Series S-2 (RB) (SAW) 4.00%, 07/15/21 (c)	548,780
275,000	New York City Transitional Finance Authority, Building Aid, Series S-3 (RB) (SAW) 5.25%, 01/15/19 (c)	322,666
700,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series A (RB) 5.00%, 11/01/21	882,945
1,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB) 5.00%, 11/01/20	1,244,890
725,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB) 5.00%, 11/01/21 (c)	891,387
900,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB) 5.00%, 05/01/17 (c)	1,043,516
1,500,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D (RB) 5.00%, 05/01/20 (c)	1,808,580
500,000	New York City, Series A-1 (GO) 5.00%, 08/01/17	588,780
500,000	New York City, Series B (GO) 5.00%, 08/01/17	588,780
900,000	New York City, Series B (GO) 5.00%, 08/01/19	1,100,304
550,000	New York City, Series B (GO) 5.00%, 08/01/21 (c)	678,716
470,000	New York City, Series C (GO) 5.00%, 08/01/19	574,603
250,000	New York City, Series C (GO) 5.00%, 08/01/19 (c)	299,803
1,005,000	New York City, Series C (GO) 5.25%, 08/01/18	1,225,366
250,000	New York City, Series D-1 (GO) 5.13%, 12/01/17 (c)	298,688
500,000	New York City, Series E (GO) 5.00%, 08/01/20 (c)	591,255
1,500,000	New York City, Series E (GO) 5.00%, 08/01/19 (c)	1,791,710
1,360,000	New York City, Series G (GO) 5.00%, 08/01/17 (c)	1,596,718
250,000	New York City, Series I-1 (GO) 5.00%, 04/01/16 (c)	281,565
500,000	New York City, Series J-1 (GO) 5.00%, 05/15/19 (c)	596,525
500,000	New York City, Sub Series C-1 (GO) 5.00%, 10/01/17 (c)	590,000
250,000	New York City, Sub Series F-1 (GO) (XLCA) 5.00%, 09/01/15 (c)	275,800
800,000	New York City, Sub Series G-1 (GO) 5.00%, 04/01/22	1,003,664
500,000	New York City, Sub Series J-1 (GO) 5.00%, 06/01/16 (c)	568,000
500,000	New York City, Sub Series L-1 (GO) 5.00%, 04/01/18 (c)	586,230
475,000	New York Local Government Assistant Corp., Series A (RB) 4.00%, 04/01/20 (c)	529,977
1,000,000	New York State Bridge Authority (RB) 4.00%, 01/01/21	1,143,990
250,000	New York State Dormitory Authority, Non State Supported Debt School, District Financing Program, Series A (RB) (AGM) 5.25%, 10/01/17	290,775
740,000	New York State Dormitory Authority, School Districts Revenue, Series F (RB) (AGM) (SAW) 5.00%, 10/01/19	886,342
375,000	New York State Dormitory Authority, State Consolidating Service Contract, Series A (RB) 5.00%, 07/01/18	446,333
500,000	New York State Dormitory Authority, State Consolidating Service Contract, Series A (RB) 5.00%, 07/01/19 (c)	581,265
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 12/15/17	598,600
795,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/18 (c)	927,995
3,000,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/21 (c)	3,675,750
775,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 12/15/22	974,229
2,950,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 12/15/22 (c)	3,657,656
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 02/15/18	597,830
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/21 (c)	606,780
500,000	New York State Dormitory Authority, State Personal Income Tax, Series B (RB) 5.00%, 02/15/18	597,830
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/18 (c)	1,172,110
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 06/15/16	572,010
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 06/15/18	602,690
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 02/15/20	615,560
1,625,000	New York State Dormitory Authority, State Personal Income Tax, Series E (RB) 5.00%, 08/15/21 (c)	1,984,092
250,000	New York State Dormitory Authority, State Personal Income Tax, Series F (RB) (AMBAC) 5.00%, 03/15/15 (c)	271,605
1,000,000	New York State Dormitory Authority, State University Educational Facilities Issue, Series A (RB) 5.00%, 05/15/19	1,206,930
250,000	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB) 4.75%, 06/15/16 (c)	278,010
7,000,000	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB) 5.00%, 06/15/22 (c)	8,804,940
500,000	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB) 5.00%, 06/15/18 (c)	578,640
500,000	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series B (RB) 4.50%, 06/15/17 (c)	557,930
500,000	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series B (RB) 5.00%, 06/15/16 (c)	562,225
500,000	New York State Municipal Bond Bank Agency, Series C (RB) (AGO) 5.00%, 02/15/17	577,690
1,000,000	New York State Thruway Authority (RB) 5.00%, 01/01/22 (c)	1,206,450
415,000	New York State Thruway Authority, Local Highway & Bridge Service (RB) 5.00%, 04/01/19	500,635
500,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) (AMBAC) 4.25%, 04/01/16 (c)	549,855
250,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) (FGIC) (NATL) 5.00%, 10/01/15 (c)	279,075
400,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 09/15/18 (c)	479,352
1,555,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 09/15/20 (c)	1,911,142
350,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/18 (c)	411,121
1,350,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/18 (c)	1,581,951
250,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) (AMBAC) 5.00%, 04/01/16 (c)	281,565
1,000,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/20 (c)	1,208,700
250,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/21 (c)	305,543
1,000,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series B (RB) 5.00%, 10/01/18 (c)	1,180,160
500,000	New York State Thruway Authority, Series H (RB) (NATL) 5.00%, 01/01/18 (c)	580,660
2,000,000	New York State Thruway Authority, Series I (RB) 5.00%, 01/01/22 (c)	2,382,860
500,000	New York State Thruway Authority, State Personal Income Tax (Transportation), Series A (RB) 5.00%, 03/15/19	609,980
1,000,000	New York State Thruway Authority, State Personal Income Tax (Transportation), Series A (RB) 5.00%, 03/15/21	1,242,180
2,250,000	New York State Thruway Authority, State Personal Income Tax (Transportation), Series A (RB) 5.00%, 03/15/21 (c)	2,745,495
525,000	New York State Thruway Authority, State Personal Income Tax (Transportation), Series A (RB) 5.00%, 09/15/18 (c)	612,743
500,000	New York State Thruway Authority, State Personal Income Tax (Transportation), Series A (RB) 5.00%, 09/15/20 (c)	602,660
500,000	New York State Thruway Authority, State Personal Income Tax (Transportation), Series A (RB) 5.25%, 03/15/19 (c)	602,605
1,500,000	New York State Thruway Authority, State Personal Income Tax (Transportation), Series A (RB) 5.25%, 09/15/17 (c)	1,743,385
510,000	New York State Urban Development Corp., Service Contract, Series D (RB) 5.50%, 01/01/19	622,292
1,000,000	New York State Urban Development Corp., State Personal Income Tax, Series C (RB) 5.00%, 12/15/18	1,220,770
1,000,000	New York State Urban Development Corp., State Personal Income, Economic Development & Housing, Series A-1 (RB) 5.00%, 12/15/16	1,163,930
1,700,000	New York State Urban Development Corp., State Personal Income, Series A (RB) 4.00%, 03/15/21 (c)	1,908,301
500,000	New York State Urban Development Corp., State Personal Income, Series C (RB) 3.00%, 12/15/16	543,930
500,000	New York State Urban Development Corp., State Personal Income, Series C (RB) 5.00%, 12/15/17	598,600
500,000	New York State, Series A (GO) 3.00%, 03/01/17	545,665
1,000,000	New York State, Series A (GO) 3.00%, 03/01/19	1,090,990
500,000	New York State, Series A (GO) 3.50%, 02/15/21 (c)	544,900
1,050,000	New York State, Series A (GO) 4.00%, 02/15/21 (c)	1,169,563
1,800,000	New York State, Series E (GO) 4.00%, 12/15/21 (c)	2,013,898
500,000	New York Triborough Bridge & Tunnel Authority, Series D (RB) 5.00%, 11/15/18 (c)	568,860
500,000	Oyster Bay, New York Public Improvement (GO) 3.50%, 08/15/17 (c)	517,370
1,000,000	Suffolk County, New York Public Improvement, Series A (GO) 4.00%, 05/15/19 (c)	1,048,040
1,000,000	Suffolk County, New York Public Improvement, Series C (GO) 4.00%, 10/15/19	1,116,070
500,000	Suffolk County, New York Public Improvement, Series C (GO) 4.00%, 10/15/19 (c)	530,105
1,500,000	Triborough Bridge & Tunnel Authority (RB) 5.00%, 11/15/22	1,891,725
1,000,000	Triborough Bridge & Tunnel Authority, Series A (RB) 5.00%, 11/15/19	1,237,090
800,000	Triborough Bridge & Tunnel Authority, Series A (RB) 5.00%, 05/15/23 (c)	995,024
3,455,000	Triborough Bridge & Tunnel Authority, Series A (RB) 5.00%, 01/01/22 (c)	4,192,953
500,000	Triborough Bridge & Tunnel Authority, Series B (RB) 5.00%, 11/15/22 (c)	613,660

		135,011,430

North Carolina: 1.8%
500,000	North Carolina Eastern Municipal Power Agency, Series A (RB) 5.00%, 01/01/21	611,625
1,420,000	North Carolina Eastern Municipal Power Agency, Series D (RB) 5.00%, 01/01/21	1,737,015
2,000,000	North Carolina Municipal Power Agency No. 1, Series B (RB) 5.00%, 01/01/22 (c)	2,349,810
500,000	North Carolina State Capital Improvement Limited Obligation Bonds, Series A (RB) 4.50%, 05/01/20 (c)	583,470
500,000	North Carolina State Capital Improvement Limited Obligation Bonds, Series A (RB) 5.00%, 05/01/20 (c)	614,600
2,250,000	North Carolina State Capital Improvement Limited Obligation Bonds, Series B (RB) 5.00%, 11/01/18	2,731,095
2,520,000	North Carolina State Capital Improvement Limited Obligation Bonds, Series B (RB) 5.00%, 11/01/21 (c)	3,123,313
575,000	North Carolina State Grant Anticipation Revenue Vehicle (RB) 5.00%, 03/01/19	696,210
1,000,000	North Carolina State, Department of State Treasurer, Great Anticipation Revenue (RB) 5.00%, 03/01/18	1,193,510
400,000	North Carolina State, Series C (GO) 5.00%, 05/01/22	512,408

		14,153,056

Ohio: 2.7%
1,000,000	City of Columbus, Ohio Various Purpose, Series A (GO) 5.00%, 08/15/22 (c)	1,242,400
450,000	Columbus, Ohio Various Purpose Limited & Unlimited, Series A (GO) 4.25%, 09/01/17 (c)	500,477
900,000	Columbus, Ohio Various Purpose Limited & Unlimited, Series A (GO) 5.00%, 12/15/16 (c)	1,044,549
2,470,000	County of Hamilton, Ohio Healthcare Facilities, The Christ Hospital Project (RB) (AGM) 4.00%, 06/01/22 (c)	2,516,140
530,000	Kent State University, Series B (RB) (AGO) 5.00%, 05/01/19 (c)	611,042
750,000	Ohio State Common Schools, Series A (GO) 5.00%, 09/15/22	948,832
1,175,000	Ohio State Common Schools, Series A (GO) 5.00%, 09/15/23	1,495,023
1,750,000	Ohio State Common Schools, Series B (GO) 4.00%, 09/15/21 (c)	1,940,750
450,000	Ohio State, Higher Education, Series A (GO) 4.00%, 08/01/18	520,884
500,000	Ohio State, Higher Education, Series C (GO) 4.25%, 08/01/22	592,520
5,525,000	Ohio State, Major New State Infrastructure Project, Series 1 (RB) 5.00%, 12/15/21	6,931,002
250,000	Ohio State, Major New State Infrastructure Project, Series 2008-1 (RB) 6.00%, 06/15/17	302,970
1,150,000	Ohio State, Turnpike Commission, Series A (RB) 5.25%, 02/15/27	1,484,293
500,000	University of Akron, Series A (RB) (AGM) 5.00%, 01/01/20	594,870

		20,725,752

Oklahoma: 0.1%
750,000	Grand River Dam Authority, Series A (RB) (BHAC) 5.00%, 06/01/18 (c)	893,523

Oregon: 0.8%
1,000,000	Marion & Polk Counties, Oregon Salem-Keizer School District No. 24J, Series B (GO) (SBG) 4.26%, 06/15/22 ^	802,070
500,000	Oregon Administrative Services, Oregon State Lottery, Series A (RB) 5.00%, 04/01/19 (c)	590,905
750,000	Oregon Administrative Services, Oregon State Lottery, Series A (RB) (AGM) 5.00%, 04/01/17 (c)	855,682
1,000,000	Oregon Administrative Services, Oregon State Lottery, Series A (RB) 5.25%, 04/01/19 (c)	1,187,960
250,000	Port Portland, Oregon International Airport, Series 19 (RB) 5.25%, 07/01/18 (c)	282,530
500,000	Portland, Oregon Community College District (GO) 5.00%, 06/15/19 (c)	602,420
475,000	Portland, Oregon Sewer System, Series A (RB) 4.25%, 03/01/20 (c)	535,463
575,000	Portland, Oregon Sewer System, Series A (RB) 5.00%, 03/01/20 (c)	687,809
675,000	Portland, Oregon Sewer System, Series B (RB) (AGM) 5.00%, 06/15/18 (c)	784,525

		6,329,364

Pennsylvania: 3.2%
500,000	Allegheny County, Pennsylvania Airport Authority, Series B (RB) (AGM) 5.00%, 01/01/18 (c)	571,760
500,000	Commonwealth of Pennsylvania (GO) 4.00%, 07/01/23	590,425
1,000,000	Commonwealth of Pennsylvania (GO) 5.00%, 11/15/19	1,240,750
3,420,000	Commonwealth of Pennsylvania (GO) 5.00%, 06/01/21	4,298,324
2,000,000	Commonwealth of Pennsylvania (GO) 5.00%, 06/01/22	2,531,240
2,000,000	Commonwealth of Pennsylvania (GO) 5.00%, 11/15/21 (c)	2,526,720
1,000,000	Commonwealth of Pennsylvania (GO) 5.00%, 06/01/22 (c)	1,245,300
500,000	Commonwealth of Pennsylvania, First Series (GO) 5.00%, 02/15/19	611,140
250,000	Commonwealth of Pennsylvania, Second Refunding Series (GO) 5.00%, 07/01/19	307,883
500,000	Commonwealth of Pennsylvania, Second Series (GO) 5.00%, 04/15/18	602,110
500,000	Commonwealth of Pennsylvania, Second Series (GO) 5.00%, 01/01/16 (c)	557,895
1,000,000	Commonwealth of Pennsylvania, Second Series B (GO) 5.00%, 05/01/18	1,205,350
500,000	Pennsylvania Economic Development Financing Authority (RB) 5.00%, 01/01/19 (c)	600,105
250,000	Pennsylvania Economic Development Financing Authority, Health System, Albert Einstein Healthcare, Series A (RB) 6.25%, 10/15/19 (c)	293,468
500,000	Pennsylvania Higher Educational Facilities Authority, Series AM (RB) 4.00%, 06/15/21 (c)	544,050
1,000,000	Pennsylvania Industrial Development Authority (RB) 5.00%, 07/01/21	1,195,140
1,500,000	Philadelphia, Pennsylvania School District, Series C (GO) (SAW) 5.00%, 09/01/17	1,734,015
500,000	Philadelphia, Pennsylvania Water & Wastewater, Series A (RB) (AMBAC) 4.50%, 08/01/17 (c)	539,125
1,000,000	Philadelphia, Pennsylvania, Series A (GO) (AGM) 5.00%, 08/01/17 (c)	1,141,110
1,000,000	Philadelphia, Pennsylvania, Series A (GO) (AGM) 5.25%, 12/15/18 (c)	1,170,430
1,030,000	University of Pittsburgh (RB) 5.50%, 03/15/19 (c)	1,272,421
290,000	University of Pittsburgh, Series A (RB) 5.50%, 03/15/19 (c)	358,254

		25,137,015

Puerto Rico: 3.0%
2,150,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A (RB) 5.00%, 07/01/19	2,279,086
1,725,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A (RB) 5.00%, 07/01/22	1,785,116
4,205,000	Puerto Rico Commonwealth Public Improvement, Series A (GO) 5.00%, 07/01/20	4,458,225
1,000,000	Puerto Rico Commonwealth Public Improvement, Series A (GO) 5.00%, 07/01/21	1,051,790
750,000	Puerto Rico Commonwealth Public Improvement, Series A (GO) 5.00%, 07/01/17 (c)	752,902
500,000	Puerto Rico Electric Power Authority, Series AAA (RB) 5.25%, 07/01/20 (c)	537,710
500,000	Puerto Rico Electric Power Authority, Series TT (RB) 5.00%, 07/01/17	536,055
300,000	Puerto Rico Electric Power Authority, Series TT (RB) 5.00%, 07/01/17 (c)	311,259
500,000	Puerto Rico Electric Power Authority, Series VV (RB) (FGIC) (NATL) 5.25%, 07/01/24	532,690
1,150,000	Puerto Rico Electric Power Authority, Series VV (RB) (AGM) 5.25%, 07/01/27	1,286,091
425,000	Puerto Rico Electric Power Authority, Series WW (RB) 5.50%, 07/01/18 (c)	456,765
500,000	Puerto Rico Electric Power Authority, Series ZZ (RB) 5.00%, 07/01/16	532,130
2,685,000	Puerto Rico Electric Power Authority, Series ZZ (RB) 5.25%, 07/01/20 (c)	2,847,363
500,000	Puerto Rico Highways & Transportation Authority, Series N (RB) 5.50%, 07/01/21	543,400
500,000	Puerto Rico Housing Finance Authority, Capital Fund Modernization Program (RB) 5.13%, 12/01/18 (c)	538,345
250,000	Puerto Rico Municipal Finance Agency, Series A (RB) (AGM) 5.00%, 08/01/15 (c)	256,523
300,000	Puerto Rico Municipal Finance Agency, Series A (RB) 5.25%, 08/01/15 (c)	304,395
1,050,000	Puerto Rico of Commonwealth, Public Improvement, Series A (GO) 5.00%, 07/01/18 (c)	1,068,847
500,000	Puerto Rico of Commonwealth, Public Improvement, Series A (GO) (AGM) 5.50%, 07/01/21 (c)	534,650
500,000	Puerto Rico Public Buildings Authority, Government Facilities, Series P (RB) (COMWLTH GTD) 5.75%, 07/01/18	550,040
1,150,000	Puerto Rico Sales Tax Financing Corp., Series C (RB) 5.00%, 08/01/21	1,377,424
500,000	University of Puerto Rico, Series P (RB) 5.00%, 06/01/16	523,305

		23,064,111

Rhode Island: 1.1%
370,000	Rhode Island Economic Development Corp., Transportation Department, Series A (RB) (AGO) 5.25%, 06/15/19	446,390
955,000	Rhode Island Economic Development Corp., Transportation Department, Series A (RB) (AGO) 5.25%, 06/15/19 (c)	1,141,387
5,000,000	Rhode Island Health & Educational Building Corp (RB) 5.00%, 09/01/21	6,320,050
250,000	Rhode Island State & Providence Plantations, Consolidated Capital Development Loan, Series C (GO) (NATL) 5.00%, 11/15/16 (c)	283,593

		8,191,420

South Carolina: 1.6%
2,000,000	Charleston County, South Carolina Capital Improvement (GO) (SAW) 5.00%, 11/01/21 (c)	2,543,120
1,000,000	City of Charleston, South Carolina, Waterworks & Sewer System Revenue (RB) 5.00%, 01/01/22 (c)	1,254,720
1,805,000	Richland County, South Carolina School District No. 1, Series A (GO) 4.00%, 09/01/21 (c)	2,082,676
500,000	Richland County, South Carolina School District No. 1, Series A (GO) 5.00%, 09/01/21 (c)	619,840
975,000	South Carolina Jobs-Economic Development Authority (RB) 3.75%, 11/01/22 (c)	982,888
625,000	South Carolina State Economic Development, Series A (GO) 2.00%, 04/01/20 (c)	604,781
1,000,000	South Carolina State Economic Development, Series A (GO) 4.00%, 04/01/20 (c)	1,159,440
500,000	South Carolina State Public Service Authority, Series A (RB) 5.38%, 01/01/19 (c)	590,490
1,100,000	South Carolina State Public Service Authority, Series B (RB) 4.00%, 12/01/21	1,275,164
650,000	South Carolina State Public Service Authority, Series B (RB) 5.00%, 12/01/21	814,742
250,000	South Carolina State Public Service Authority, Series B (RB) (NATL) 5.00%, 01/01/16 (c)	279,405
250,000	South Carolina State Public Service Authority, Series C (RB) 5.00%, 12/01/20	312,883

		12,520,149

Tennessee: 2.0%
1,000,000	City of Memphis, Tennessee, Series D (GO) 5.00%, 07/01/20 (c)	1,231,040
500,000	Memphis, Tennessee General Improvement Refunding (GO) 5.00%, 05/01/21	630,280
1,350,000	Memphis, Tennessee General Improvement Refunding (GO) 5.00%, 05/01/21 (c)	1,679,373
500,000	Metropolitan Government of Nashville & Davidson County, Tennessee (GO) 5.00%, 01/01/18 (c)	598,690
500,000	Metropolitan Government of Nashville & Davidson County, Tennessee Subordinate Lien Water & Sewer Revenue Refunding (RB) 5.00%, 07/01/20	616,700
1,750,000	Metropolitan Government of Nashville & Davidson County, Tennessee Subordinate Lien Water & Sewer Revenue Refunding (RB) 5.00%, 07/01/21	2,174,200
1,950,000	Metropolitan Government of Nashville & Davidson County, Tennessee Subordinate Lien Water & Sewer Revenue Refunding (RB) 5.00%, 07/01/22	2,437,890
1,000,000	Metropolitan Government of Nashville & Davidson County, Tennessee, Series D (GO) 5.00%, 07/01/20 (c)	1,220,920
500,000	Tennessee Energy Acquisition Corp., Series A (RB) 5.25%, 09/01/17	569,015
250,000	Tennessee Energy Acquisition Corp., Series A (RB) 5.25%, 09/01/23	290,298
645,000	Tennessee Energy Acquisition Corp., Series C (RB) 5.00%, 02/01/21	738,989
2,850,000	Tennessee State School Bond Authority, Higher Educational Facilities, Series C (RB) 5.00%, 05/01/20	3,518,553

		15,705,948

Texas: 6.7%
250,000	Bexar County, Texas North East Independent School District, Series A (GO) 5.00%, 08/01/17 (c)	296,205
650,000	City of Austin, Texas, Water & Wastewater System Revenue (RB) 5.00%, 11/15/21	818,168
1,000,000	City of Fort Worth TX (GO) 5.00%, 03/01/22 (c)	1,246,820
2,000,000	City of Houston, Texas, Series A (GO) 5.00%, 03/01/21	2,499,260
300,000	City of Houston, Texas, Series A (GO) 5.00%, 03/01/22	376,875
2,000,000	City of Houston, Texas, Series A (GO) 5.00%, 03/01/22 (c)	2,447,200
1,000,000	City of San Antonio Texas Water System Revenue (RB) 5.00%, 05/15/22 (c)	1,225,320
1,000,000	City of San Antonio, Texas Electric & Gas Systems (RB) 5.00%, 02/01/22	1,259,750
1,000,000	City of San Antonio, Texas Electric & Gas Systems (RB) 5.00%, 02/01/23	1,259,060
1,000,000	Clear Creek Independent School District (GO) 5.00%, 02/15/22 (c)	1,241,060
1,000,000	County of Williamson, Texas (GO) 5.00%, 02/15/22	1,260,780
3,100,000	Dallas Independent School District (GO) 5.00%, 02/15/21 (c)	3,814,741
250,000	EL Paso, Texas Hospital District, Series A (GO) (AGO) 5.00%, 08/15/18 (c)	286,385
250,000	Fort Worth, Texas Water & Sewer System Revenue (RB) 5.00%, 02/15/21 (c)	306,823
500,000	Harris County, Texas Cypress-Fairbanks Independent School District (GO) 5.00%, 02/15/21 (c)	607,840
500,000	Harris County, Texas Flood Control District (GO) 5.00%, 10/01/18 (c)	592,155
1,000,000	Harris County, Texas Permanent Improvement, Series A (GO) 5.00%, 10/01/20 (c)	1,188,500
750,000	Harris County, Texas Permanent Improvement, Series B (GO) 5.00%, 10/01/19	921,532
500,000	Harris County, Texas Unlimited Tax Road Refunding, Series A (GO) 5.00%, 10/01/20 (c)	602,425
250,000	Houston, Texas, Independent School District (GO) 5.00%, 02/15/17 (c)	287,563
1,500,000	Houston, Texas, Public Improvement Refunding, Series A (GO) 5.00%, 03/01/19 (c)	1,779,730
2,000,000	Houston, Texas, Public Improvement Refunding, Series A (GO) 5.00%, 03/01/21 (c)	2,430,220
250,000	Leander, Texas Independent School District (GO) 4.85%, 08/15/16 (c) ^	164,780
425,000	Lewisville, Texas Independent School District (GO) 5.00%, 02/15/19 (c)	513,417
2,000,000	Lower Colorado River Authority, Series A (RB) 5.00%, 05/15/20 (c)	2,330,740
2,000,000	North Texas Municipal Water District (RB) 5.25%, 09/01/20	2,530,020
500,000	North Texas Tollway Authority, System Revenue, Series A (RB) (NATL) 5.13%, 01/01/18 (c)	556,320
1,500,000	North Texas Tollway Authority, System Revenue, Series A (RB) 6.25%, 02/01/20 (c)	1,704,975
300,000	Port of Houston Authority of Harris County Texas, Series D-1 (GO) 5.00%, 10/01/20 (c)	369,807
2,000,000	San Antonio Public Facilities Corp (RB) 3.00%, 09/15/22 (c)	1,960,440
5,000	San Antonio, Texas Electric & Gas Systems, Junior Lien (RB) 5.00%, 02/01/15 (c)	5,451
1,250,000	San Antonio, Texas Electric & Gas Systems, Series A (RB) 5.25%, 02/01/19 (c)	1,505,762
500,000	San Antonio, Texas Electric & Gas Systems, Series D (RB) 5.00%, 02/01/18	599,790
1,025,000	San Antonio, Texas Water System Revenue (RB) 5.00%, 05/15/22 (c)	1,277,293
1,500,000	San Antonio, Texas Water System Revenue, Series A (RB) 5.00%, 05/15/20 (c)	1,774,335
500,000	Tarrant County, Texas Regional Water District (RB) (FGIC) (NATL) 4.45%, 03/01/16 (c)	548,865
1,000,000	Texas Municipal Gas Acquisition & Supply Corp III (RB) 5.00%, 12/15/19	1,145,840
1,000,000	Texas Municipal Gas Acquisition & Supply Corp III (RB) 5.00%, 12/15/22	1,154,820
1,000,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply (RB) 5.00%, 12/15/20	1,149,670
225,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply, Senior Lien Series A (RB) 5.25%, 12/15/18	264,704
600,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply, Senior Lien Series A (RB) 5.25%, 12/15/19	711,318
500,000	Texas Public Finance Authority (GO) 5.00%, 10/01/21 (c)	611,540
250,000	Texas State University System Financing (RB) 5.25%, 03/15/18 (c)	294,473
250,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 04/01/17 (c)	291,268
250,000	Texas Transportation Commission, State Highway Fund, First Tier, Series A (RB) 5.00%, 04/01/16 (c)	283,238
500,000	Texas Water Development Board, Subordinate Lien, Series B (RB) 5.00%, 07/15/17 (c)	592,715
1,000,000	University of Houston, Series A (RB) 5.00%, 02/15/21 (c)	1,222,300
500,000	University of Texas, Revenue Financing System, Series A (RB) 5.00%, 02/15/20 (c)	599,335
650,000	University of Texas, Revenue Financing System, Series A (RB) 5.00%, 02/15/22 (c)	804,277
500,000	University of Texas, Revenue Financing System, Series A (RB) 5.25%, 08/15/18 (c)	594,720

		52,310,625

Utah: 0.2%
1,000,000	Utah State, Series A (GO) 5.00%, 07/01/21 (c)	1,237,585
250,000	Utah Transportation Authority Sales Tax Revenue, Series A (RB) (NATL) 5.54%, 06/15/17 (c) ^	186,018

		1,423,603

Virginia: 3.2%
1,000,000	City of Richmond, Virginia, Series A (GO) (SAW) 5.00%, 03/01/22	1,247,760
835,000	Commonwealth of Virginia, Series A (GO) 4.00%, 06/01/21 (c)	945,997
1,000,000	County of Henrico, Virginia (GO) 5.00%, 07/15/19	1,237,070
1,965,000	Fairfax County, Virginia Economic Development Authority Transportation District Improvement, Silver Line Phase I Project (ST) 5.00%, 04/01/20 (c)	2,315,988
650,000	Fairfax County, Virginia Public Improvement, Series B (GO) (SAW) 5.00%, 04/01/21	822,302
425,000	Virginia College Building Authority (RB) 3.00%, 02/01/22 (c)	430,024
5,000,000	Virginia College Building Authority (RB) 5.00%, 02/01/22 (c)	6,237,800
1,000,000	Virginia College Building Authority (RB) 5.00%, 09/01/22 (c)	1,252,240
2,000,000	Virginia College Building Authority, 21st Century College & Equipment Program Educational Facilities, Series A (RB) 5.00%, 02/01/22 (c)	2,495,120
500,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB) 5.00%, 02/01/19	607,865
1,500,000	Virginia Commonwealth Transportation Board (RB) 5.00%, 05/15/22 (c)	1,818,435
2,150,000	Virginia Commonwealth Transportation Board (RB) 5.25%, 05/15/21 (c)	2,686,145
500,000	Virginia Commonwealth Transportation Board (RB) 4.00%, 05/15/21 (c)	551,035
1,000,000	Virginia Commonwealth Transportation Board, Series A (RB) 5.00%, 09/15/21	1,251,470
250,000	Virginia Resources Authority Clean Water Revolving Fund (RB) 5.00%, 10/01/17 (c)	297,130
450,000	Virginia State Public Building Authority, Public Facilities, Series B (RB) 5.00%, 08/01/19 (c)	545,730
230,000	Virginia State Public Building Authority, School Financing, Series B (RB) (SAW) 5.00%, 08/01/19 (c)	278,330

		25,020,441

Washington: 4.1%
250,000	County of King, Washington (GO) 5.25%, 01/01/23	322,420
350,000	King County, Washington Bellevue School District No. 401 (GO) (SBG) 4.38%, 06/01/21 (c)	402,710
250,000	King County, Washington Highline School District No. 411 (GO) (AGM) (SBG) 5.00%, 06/01/17 (c)	290,238
500,000	King County, Washington Public Hospital District No. 1, Series A (GO) (AGO) 5.25%, 06/01/18 (c)	575,910
1,475,000	King County, Washington Public Hospital District No. 1, Series B (GO) 5.25%, 06/01/18 (c)	1,675,128
1,500,000	King County, Washington Renton School District No. 403 (GO) (SBG) 5.00%, 06/01/22 (c)	1,891,125
2,000,000	King County, Washington Sewer Revenue & Refunding (RB) 5.00%, 07/01/20 (c)	2,414,100
2,700,000	Northwest Washington, Columbia Generating Electric Station, Series A (RB) 5.00%, 07/01/21	3,392,685
250,000	Port Seattle, Washington, Series A (RB) (AMBAC) 5.00%, 10/01/16 (c)	286,483
1,500,000	University of Washington General Revenue, Series A (RB) 5.00%, 04/01/21 (c)	1,797,510
1,000,000	Washington Federal Highway Grant Anticipation, SR 520 Corridor Program, Series F (RB) 5.00%, 09/01/22	1,244,390
1,300,000	Washington State, Motor Vehicle Fuel Tax, Series C (GO) 5.00%, 06/01/20	1,614,379
2,000,000	Washington State, Motor Vehicle Fuel Tax, Series R (GO) 5.00%, 07/01/22 (c)	2,492,660
500,000	Washington State, Series R (GO) 5.00%, 07/01/20	621,820
150,000	Washington State, Series R (GO) 5.00%, 01/01/21	186,846
375,000	Washington State, Series R (GO) 5.00%, 07/01/21 (c)	460,984
3,625,000	Washington State, Series R (GO) 5.00%, 07/01/22 (c)	4,489,997
855,000	Washington State, Various Purpose, Series A (GO) 4.00%, 07/01/22	1,006,549
500,000	Washington State, Various Purpose, Series A (GO) 5.00%, 01/01/19 (c)	600,420
1,000,000	Washington State, Various Purpose, Series A (GO) 5.00%, 07/01/21 (c)	1,241,520
1,000,000	Washington State, Various Purpose, Series A (GO) 5.00%, 07/01/22	1,262,890
300,000	Washington State, Various Purpose, Series A (GO) 5.00%, 08/01/21 (c)	369,420
1,000,000	Washington State, Various Purpose, Series A (GO) 5.00%, 01/01/21 (c)	1,197,330
250,000	Washington State, Various Purpose, Series C (GO) 5.00%, 02/01/17	291,570
1,500,000	Washington State, Various Purpose, Series C (GO) 5.00%, 01/01/18 (c)	1,742,255

		31,871,339

West Virginia: 0.3%
225,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Hospital Revenue & Improvement, Series A (RB) 5.13%, 09/01/19 (c)	247,403
500,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Hospital Revenue & Improvement, Series A (RB) 5.50%, 09/01/14 (c)	522,345
875,000	West Virginia University Board of Governors, University Improvement, Series B (RB) 5.00%, 10/01/21	1,088,159
500,000	West Virginia, School Building Authority, Excess Lottery, Series A (RB) 5.00%, 07/01/18 (c)	572,895

		2,430,802

Wisconsin: 1.4%
250,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Health Care System (RB) 5.25%, 08/15/16 (c)	284,590
900,000	Wisconsin State, General Annual Appropriation, Series A (RB) 5.00%, 05/01/19	1,092,303
2,000,000	Wisconsin State, Series 2 (GO) 5.00%, 05/01/21	2,524,640
1,300,000	Wisconsin State, Series 2 (GO) 5.00%, 11/01/21	1,651,819
1,000,000	Wisconsin State, Series A (GO) 5.00%, 05/01/20	1,244,650
510,000	Wisconsin State, Series A (GO) 5.25%, 05/01/21 (c)	631,380
3,000,000	Wisconsin State, Series C (GO) 4.00%, 05/01/21 (c)	3,330,750
250,000	Wisconsin State, Series C (GO) 5.00%, 05/01/18 (c)	297,113
25,000	Wisconsin State, Transportation, Series A (RB) (AGM) 5.25%, 07/01/16	28,785

		11,086,030

Total Municipal Bonds (Cost: $737,254,182)		766,537,371

Number of Shares

MONEY MARKET FUND: 0.1% (Cost: $660,169)
660,169	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	660,169

Total Investments: 98.9% (Cost: $737,914,351)		767,197,540
Other assets less liabilities: 1.1%		8,310,378

NET ASSETS: 100.0%		$775,507,918

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	1.0%	$8,001,846
Bond Bank	0.2	1,777,750
Development	1.4	11,029,411
Education	5.0	38,175,180
Facilities	4.9	37,608,671
General Obligation	42.1	323,095,926
Higher Education	8.0	61,386,925
Medical	3.4	25,968,121
Multifamily Housing	0.1	538,345
Pollution	1.4	10,781,745
Power	5.6	42,616,045
School District	4.5	34,479,312
Single Family Housing	0.5	3,857,383
Student Loan	0.2	1,468,901
Tobacco Settlement	0.9	7,301,619
Transportation	12.2	93,406,557
Utilities	1.7	13,074,951
Water	6.8	51,968,683
Money Market Fund	0.1	660,169

	100.0%	$767,197,540

The summary of inputs used to value the Fund’s investments as of January 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$766,537,371	$—	$766,537,371
Money Market Fund	660,169	—	—	660,169

Total	$660,169	$766,537,371	$—	$767,197,540

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2013 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.5%
Alabama: 0.5%
$500,000	Birmingham, Alabama Capital Improvement and Refunding, Series A (GO) (AMBAC) 4.50%, 12/01/16 (c)	$548,665

Arizona: 4.4%
1,000,000	Arizona Health Facilities Authority (RB) 3.75%, 01/01/22 (c)	977,250
250,000	Arizona Health Facilities Authority, Series D (RB) 5.50%, 01/01/18 (c)	275,428
1,500,000	Arizona Sports & Tourism Authority (RB) 5.00%, 07/01/22 (c)	1,687,905
250,000	Mesa, Arizona Industrial Development Authority, Clark County Detention Facility Project (RB) 5.00%, 03/01/18 (c)	262,538
1,120,000	Salt River Project Agricultural Improvement & Power District, Series A (RB) 5.00%, 01/01/19 (c)	1,290,755
250,000	Salt Verde Financial Corp. (RB) 5.00%, 12/01/32	289,975
500,000	Salt Verde Financial Corp. (RB) 5.00%, 12/01/37	573,050

		5,356,901

California: 13.5%
430,000	Bay Area Toll Authority, Series S-2 (RB) 5.00%, 10/01/20 (c)	477,541
2,000,000	California Health Facilities Financing Authority (RB) 4.50%, 11/15/21 (c)	2,168,820
500,000	California State Various Purpose (GO) 5.00%, 09/01/21 (c)	586,215
500,000	California State Various Purpose (GO) 5.50%, 11/01/19 (c)	588,745
375,000	California State Various Purpose (GO) 5.75%, 04/01/19 (c)	447,660
1,000,000	California Statewide Communities Development Authority, Series CA (RB) 5.00%, 12/01/21 (c)	1,128,340
500,000	City of Torrance, California, Memorial Medical Center, Series A (RB) 4.75%, 09/01/20 (c)	535,745
250,000	Desert Community College District, Election of 2004, Series C (GO) (AGM) 5.00%, 08/01/17 (c)	284,350
250,000	Eastern Municipal Water District, California Water & Sewer, Series H (CP) 5.00%, 07/01/18 (c)	289,770
250,000	Grossmont-Cuyamaca, California Community College District, Election 2002, Series C (GO) (AGO) 5.79%, 08/01/30 ^	118,795
320,000	Long Beach Bond Finance Authority, Natural Gas Purchase, Series A (RB) 5.00%, 11/15/35	364,410
500,000	Los Angeles Unified School District, California, Series D (GO) 5.00%, 07/01/19 (c)	566,905
250,000	Los Angeles, California Community College District, Election of 2001, Series A (GO) (FGIC) (NATL) 5.00%, 08/01/17 (c)	286,093
250,000	Los Angeles, California Community College District, Election of 2001, Series E-1 (GO) 5.00%, 08/01/18 (c)	284,895
1,000,000	M-S-R Energy Authority (RB) 7.00%, 11/01/34	1,432,850
500,000	M-S-R Energy Authority, Series C (RB) 6.50%, 11/01/39	686,670
250,000	San Francisco, California Bay Area Rapid Transportation District, Series A (RB) (NATL) 5.00%, 07/01/15 (c)	271,523
250,000	Santa Clara Valley, California Water Distribution, Series A (CP) (NATL) 5.00%, 06/01/17 (c)	283,118
500,000	State of California, Various Purpose (GO) 3.38%, 09/01/22 (c)	501,825
3,175,000	State of California, Various Purpose (GO) 3.50%, 09/01/22 (c)	3,198,114
1,000,000	State of California, Various Purpose (GO) 5.00%, 04/01/22 (c)	1,134,190
250,000	Ventura County, California Community College District, Election 2002, Series B (GO) (NATL) 5.00%, 08/01/15 (c)	272,968
250,000	West Valley Mission Community College District, Election 2004, Series A (GO) (AGM) 5.00%, 08/01/16 (c)	279,998
250,000	William S. Hart, California High School District, Election 2001, Series B (GO) (AGM) 6.38%, 09/01/28 ^	125,978

		16,315,518

Colorado: 2.4%
500,000	Colorado Health Facilities Authority, Evangelical Lutheran Good Samaritan Society Project (RB) 5.00%, 06/01/22 (c)	549,590
1,650,000	Colorado Health Facilities Authority, Sister of Charity of Leavenworth Health System, Series A (RB) 5.00%, 01/01/20 (c)	1,801,668
425,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue (RB) 6.50%, 11/15/38	579,649

		2,930,907

Connecticut: 0.4%
500,000	Connecticut State Health & Educational Facility Authority, Series A (RB) 5.00%, 07/01/21 (c)	536,115

District of Columbia: 1.7%
500,000	District of Columbia, Association of American Medical College Issue, Series B (RB) 5.00%, 10/01/21 (c)	546,195
750,000	District of Columbia, Children’s Hospital Obligated Group (RB) (AGM) 5.25%, 07/15/18 (c)	796,950
600,000	District of Columbia, National Public Radio, Inc. Issue (RB) 5.00%, 04/01/20 (c)	673,044

		2,016,189

Florida: 3.6%
500,000	Broward County FL Water & Sewer Utility Revenue (RB) 5.00%, 10/01/22 (c)	587,855
1,000,000	City of Tampa, Florida Health System, Series A (RB) 5.00%, 05/15/22 (c)	1,124,650
500,000	Collier County, Florida, Industrial Development Authority (RB) 6.25%, 04/01/21 (c)	581,380
250,000	Jacksonville, Florida Better Jacksonville Sales Tax Revenue (RB) 5.00%, 10/01/18 (c)	278,020
250,000	Miami-Dade County, Florida Building Better Communities Program, Series A (GO) (AGO) 5.00%, 07/01/18 (c)	286,310
500,000	Miami-Dade County, Florida Miami International Airport, Series B (RB) (AGM) 5.00%, 10/01/18 (c)	553,015
500,000	Orange County, Florida Health Facilities Authority, Hospital Revenue, Orlando Health, Inc., Series A (RB) 4.13%, 04/01/22 (c)	505,880
350,000	Palm Beach County, Florida Public Improvement (RB) 5.00%, 05/01/18 (c)	397,488

		4,314,598

Georgia: 2.2%
500,000	Carroll City-County, Georgia Hospital Authority, Tanner Medical Center, Inc. Project (RB) 4.25%, 07/01/20 (c)	530,295
375,000	Columbus Medical Center Hospital Authority, Regional Healthcare System (RB) (AGM) 5.00%, 08/01/20 (c)	400,309
500,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A (RB) 5.25%, 02/15/15 (c)	528,140
325,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A (RB) 5.50%, 02/15/20 (c)	356,483
250,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series B (RB) 5.25%, 02/15/20 (c)	273,460
500,000	Valdosta & Lowndes County, Georgia Hospital Authority, South Georgia Medical Project, Series B (RB) 5.00%, 10/01/21 (c)	555,565

		2,644,252

Hawaii: 1.0%
1,000,000	State of Hawaii, Department of Budget and Finance (RB) 6.50%, 07/01/19 (c)	1,166,410

Illinois: 2.7%
750,000	Illinois Finance Authority, Chicago University Medical Center, Series C (RB) 5.50%, 02/15/21 (c)	851,377
500,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 5.75%, 11/15/17 (c)	556,750
250,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 5.75%, 11/15/17 (c)	277,323
500,000	Illinois Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B (RB) 4.25%, 06/15/22 (c)	521,975
1,000,000	State of Illinois, Series A (GO) 4.50%, 01/01/22 (c)	1,044,740

		3,252,165

Indiana: 2.0%
750,000	Indiana Finance Authority, Community Health Network, Series A (RB) 4.00%, 05/01/23 (c)	762,592
275,000	Indiana Finance Authority, Educational Facilities, Marian University Project (RB) 6.38%, 09/15/21 (c)	304,422
500,000	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB) 5.50%, 08/15/20 (c)	543,925
700,000	Indianapolis Local Public Improvement, Waterworks Project, Series A (RB) (AGO) 5.50%, 01/01/19 (c)	786,793

		2,397,732

Iowa: 1.5%
1,500,000	Iowa Finance Authority, State Revolving Fund Revenue (RB) 5.00%, 08/01/21 (c)	1,780,170

Kansas: 0.2%
250,000	Kansas State Development Finance Authority, Hospital Revenue-Adventist Health System/Sunbelt Obligated Group, Series C (RB) 5.75%, 11/15/14 (c)	265,425

Kentucky: 1.6%
1,500,000	County of Ohio, Kentucky Pollution Control, Big Rivers Electric Corp. Project, Series A (RB) 6.00%, 07/15/20 (c)	1,567,590
250,000	Louisville & Jefferson County, Kentucky Metro Government Health, Jewish Hospital & Saint Mary’s Health Care (RB) 6.13%, 02/01/18 (c)	315,257

		1,882,847

Louisiana: 0.6%
250,000	Louisiana Public Facilities Authority, 19th Judicial District Court (RB) (FGIC) (NATL) 5.38%, 06/01/17 (c)	271,565
400,000	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series A (RB) 5.25%, 05/15/17 (c)	424,788

		696,353

Maryland: 0.5%
500,000	Maryland State Health & Higher Educational Facilities Authority, Johns Hopkins University, Series A (RB) 5.25%, 07/01/18 (c)	590,725

Massachusetts: 3.8%
525,000	Massachusetts Bay Transportation Authority, Series A (RB) 4.00%, 07/01/22 (c)	549,733
1,375,000	Massachusetts Development Finance Agency, Harvard University Issue, Series B (RB) 5.25%, 02/01/21 (c)	1,680,704
500,000	Massachusetts School Building Authority, Senior Dedicated Sales Tax Bonds, Series B (RB) 5.00%, 10/15/21 (c)	577,665
1,000,000	Massachusetts School Building Authority, Senior Dedicated Sales Tax Bonds, Series B (RB) 5.00%, 10/15/21 (c)	1,188,220
500,000	Metropolitan Boston Transit Parking Corp., Systemwide Senior Lien Parking (RB) 5.25%, 07/01/21 (c)	580,600

		4,576,922

Michigan: 1.6%
500,000	Lansing, Michigan Board of Water & Light, Utility System, Series A (RB) 5.00%, 07/01/21 (c)	579,835
1,250,000	Michigan Finance Authority Hospital Revenue & Refunding Bonds, Series MI (RB) 5.00%, 12/01/21 (c)	1,414,512

		1,994,347

Missouri: 0.6%
250,000	Missouri State Health & Educational Facilities, Series A (RB) 5.00%, 06/01/18 (c)	270,070
460,000	Missouri State Health & Educational Facilities, Series A (RB) 5.50%, 11/15/18 (c)	508,484

		778,554

Montana: 0.4%
500,000	Montana Facility Finance Authority, Sisters of Charity of Leavenworth Health System (RB) 4.75%, 01/01/20 (c)	542,820

Nebraska: 0.5%
500,000	Central Plains Energy Project, Nebraska Gas Project No. 3 (RB) 5.25%, 09/01/22 (c)	561,120

Nevada: 0.6%
750,000	Las Vegas Valley, Nevada Water District, Series B (GO) 4.00%, 06/01/22 (c)	776,557

New Jersey: 4.2%
500,000	New Jersey Economic Development Authority - School Facilities, Series U (RB) (AMBAC) 5.00%, 09/01/17 (c)	552,545
915,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.90%, 12/15/28 ^	482,919
1,000,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.88%, 12/15/33 ^	400,080
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) (AGO) 5.50%, 12/15/18 (c)	584,560
500,000	New Jersey State Transportation Trust Fund Authority, Series B 5.00%, 06/15/42	555,470
750,000	New Jersey State Transportation Trust Fund Authority, Series B 5.25%, 06/15/36	864,952
500,000	New Jersey State Turnpike Authority, Series E (RB) 5.25%, 01/01/19 (c)	561,895
1,205,000	New Jersey Transportation Trust Fund Authority (RB) 4.83%, 12/15/30 ^	564,591
515,000	New Jersey Transportation Trust Fund Authority (RB) 4.97%, 12/15/31 ^	229,144
830,000	New Jersey Transportation Trust Fund Authority (RB) 5.43%, 12/15/37 ^	260,877

		5,057,033

New York: 16.0%
1,750,000	Long Island Power Authority, Electric System General Revenue, Series A (RB) 5.00%, 09/01/22 (c)	1,961,907
250,000	Metropolitan Transportation Authority, New York Dedicated Tax Fund, Series B (RB) 5.00%, 11/15/19 (c)	283,895
600,000	Metropolitan Transportation Authority, Series B (RB) 4.00%, 11/15/22 (c)	641,046
1,170,000	Metropolitan Transportation Authority, Series B (RB) 4.00%, 11/15/22 (c)	1,243,967
1,000,000	Metropolitan Transportation Authority, Series E (RB) 3.50%, 11/15/22 (c)	1,009,050
795,000	New York & New Jersey Port Authority, Series 163 (RB) 4.25%, 07/15/20 (c)	842,859
750,000	New York City Municipal Water Finance Authority (RB) 5.00%, 06/15/20 (c)	878,632
780,000	New York City Municipal Water Finance Authority (RB) 5.25%, 06/15/19 (c)	901,930
500,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series AA (RB) 5.00%, 06/15/21 (c)	563,205
500,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series BB (RB) 5.00%, 06/15/20 (c)	585,755
1,000,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series CC (RB) 5.00%, 12/15/21 (c)	1,132,940
500,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series DD (RB) 4.50%, 06/15/18 (c)	559,185
250,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW) 4.50%, 01/15/18 (c)	262,763
500,000	New York City Transitional Finance Authority, Future Tax Secured Series D-1 (RB) 5.13%, 02/01/21 (c)	585,040
450,000	New York Liberty Development Corp, Goldman Sachs Headquarters Issue (RB) 5.50%, 10/01/37	558,423
750,000	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Second Priority Liberty (RB) 5.13%, 01/15/20 (c)	831,367
500,000	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Second Priority Liberty (RB) 6.38%, 01/15/20 (c)	592,670
500,000	New York Liberty Development Corp., Secured by Port Authority Consolidated Bonds (RB) 5.00%, 12/15/21 (c)	567,705
500,000	New York State Dormitory Authority, Columbia University, Series A (RB) 5.00%, 07/01/18 (c)	577,315
250,000	New York State Dormitory Authority, FIT Student Housing Corp. (RB) (FGIC) (NATL) 5.25%, 07/01/29	300,762
500,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/21 (c)	570,350
2,000,000	New York State Thruway Authority (RB) 5.00%, 01/01/22 (c)	2,253,860
1,000,000	Triborough Bridge & Tunnel Authority (RB) 4.00%, 11/15/22 (c)	1,093,930
500,000	Troy, New York Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A (RB) 5.13%, 09/01/20 (c)	551,175

		19,349,731

North Carolina: 2.8%
500,000	Charlotte, North Carolina Cultural Arts Facilities, Series E (CP) 5.00%, 06/01/19 (c)	561,770
250,000	Charlotte, North Carolina NASCAR Hall of Fame Facilities, Series C (CP) 5.00%, 06/01/19 (c)	277,373
545,000	Charlotte, North Carolina Water & Sewer System (RB) 5.00%, 07/01/18 (c)	622,662
730,000	Charlotte-Mecklenburg Hospital Authority, Carolina HealthCare System, Series A (RB) 5.25%, 01/15/21 (c)	822,235
100,000	Lafayette, Louisiana Utilities Revenue (RB) 4.75%, 11/01/20 (c)	111,782
1,000,000	North Carolina Medical Care Commission (RB) 4.00%, 12/01/22 (c)	1,052,270

		3,448,092

Ohio: 3.2%
750,000	Butler County, Pennsylvania Hospital Facilities Revenue (RB) 5.50%, 11/01/20 (c)	831,562
1,000,000	Ohio Higher Educational Facility Commission (RB) 5.00%, 01/01/22 (c)	1,128,580
1,750,000	Ohio State Hospital, University Hospital Health System, Inc., Series A (RB) 5.00%, 01/15/22 (c)	1,880,462

		3,840,604

Oregon: 0.4%
800,000	Marion & Polk Counties, Oregon Salem-Keizer School District No.24, Series B (GO) (SBG) 4.82%, 06/15/28 ^	495,728

Pennsylvania: 4.5%
420,000	Dauphin County, General Authority Health System, Pinnacle Health System Project, Series A (RB) 4.00%, 06/01/22 (c)	425,208
250,000	Dauphin County, General Authority Health System, Pinnacle Health System Project, Series A (RB) 5.00%, 06/01/22 (c)	270,495
325,000	Delaware River Port Authority, Series D (RB) 5.00%, 01/01/20 (c)	356,128
1,800,000	Monroeville Finance Authority (RB) 5.00%, 08/15/22 (c)	2,007,864
250,000	Pennsylvania State Turnpike Commission, Sub-Series A (RB) (AGO) 5.00%, 06/01/19 (c)	273,168
250,000	Pennsylvania State Turnpike Commission, Sub-Series B (RB) 5.25%, 06/01/19 (c)	271,508
1,750,000	Pennsylvania Turnpike Commission, Series D (RB) 5.30%, 12/01/19 (c)	1,907,447

		5,511,818

Puerto Rico: 7.2%
1,250,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority (RB) 5.25%, 07/01/22 (c)	1,231,512
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority (RB) 5.75%, 07/01/22 (c)	519,850
1,000,000	Puerto Rico Commonwealth Public Improvement, Series A (GO) 5.75%, 07/01/21 (c)	1,037,700
750,000	Puerto Rico Commonwealth Public Improvement, Series A (GO) 5.50%, 07/01/22 (c)	765,967
650,000	Puerto Rico Electric Power Authority, Series VV (RB) (FGIC) (NATL) 5.25%, 07/01/35	672,613
250,000	Puerto Rico Electric Power Authority, Series VV (RB) 5.50%, 07/01/18 (c)	255,608
1,000,000	Puerto Rico Public Buildings Authority (RB) (COMWLTH GTD) 6.00%, 07/01/21 (c)	1,065,070
2,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, First Senior Series C (RB) 5.00%, 08/01/21 (c)	2,145,720
1,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, First Senior Series C (RB) 5.00%, 08/01/21 (c)	1,070,630

		8,764,670

South Carolina: 2.6%
750,000	South Carolina State Public Service Authority (RB) 5.00%, 01/01/20 (c)	847,905
1,175,000	South Carolina State Public Service Authority (RB) 5.00%, 12/01/21 (c)	1,338,337
500,000	South Carolina Transportation Infrastructure Bank (RB) 3.63%, 10/01/22 (c)	501,805
500,000	South Carolina Transportation Infrastructure Bank, Series B (RB) (AMBAC) 4.50%, 10/01/16 (c)	525,765

		3,213,812

Tennessee: 0.4%
425,000	Rutherford County, Tennessee Health & Educational Facilities Board, Ascension Health Senior Credit Group, Series C (RB) 5.00%, 11/15/19 (c)	469,897

Texas: 3.7%
250,000	Alamo, Texas Community College District (GO) (FGIC) (NATL) 4.50%, 08/15/17 (c)	272,060
250,000	Dallas, Texas Area Rapid Transportation, Senior Lien (RB) 5.25%, 12/01/18 (c)	289,965
625,000	Houston, Texas Combine Utility System, First Lien, Series D (RB) 5.00%, 11/15/21 (c)	717,169
500,000	Houston, Texas Higher Education Finance Corp., Rice University Project, Series A (RB) 5.00%, 05/15/20 (c)	575,145
500,000	Houston, Texas Public Improvement Refunding, Series A (GO) 5.38%, 03/01/18 (c)	576,310
300,000	North Texas Tollway Authority (RB) 5.00%, 09/01/21 (c)	353,991
500,000	North Texas Tollway Authority, Series D (RB) (AGO) 6.90%, 01/01/36 ^	187,005
2,750,000	North Texas Tollway Authority, Series D (RB) (AGO) 5.25%, 01/01/38 ^	916,685
250,000	Prosper, Texas Independent School District, School Building (GO) 5.00%, 02/15/17 (c)	273,805
250,000	Waco Texas Education Finance Corp., Baylor University, Series C (RB) 5.00%, 03/01/18 (c)	272,743

		4,434,878

Virginia: 2.1%
750,000	Virginia College Building Authority, Liberty University (RB) 5.00%, 03/01/20 (c)	847,987
320,000	Virginia College Building Authority, Series A (RB) 4.50%, 09/01/17 (c)	357,158
750,000	Virginia Commonwealth University Health System Authority (RB) 4.75%, 07/01/21 (c)	824,040
500,000	Virginia Small Business Financing Authority, Sentara Health Care Facilities (RB) 5.00%, 05/01/20 (c)	553,295

		2,582,480

Washington: 5.1%
1,750,000	County of Pierce, Washington Sewer Revenue (RB) 4.00%, 08/01/22 (c)	1,896,580
500,000	King County, Washington Sewer Revenue (RB) 5.00%, 07/01/20 (c)	559,960
825,000	King County, Washington Sewer Revenue (RB) 5.00%, 01/01/22 (c)	922,977
250,000	Seattle, Washington Water System Improvement & Refunding (RB) 5.00%, 02/01/18 (c)	287,880
500,000	Snohomish County, Washington Limited Tax, Series A (GO) 4.00%, 06/01/20 (c)	535,010
700,000	University of Washington, General Revenue & Refunding Bonds, 2011-A (RB) 5.00%, 04/01/21 (c)	815,451
1,085,000	Washington Health Care Facilities Authority, Providence Health & Services, Series A (RB) 5.00%, 04/01/20 (c)	1,191,504

		6,209,362

Total Municipal Bonds (Cost: $112,038,607)		119,303,397

Number of Shares

MONEY MARKET FUND: 0.6% (Cost: $706,204)
706,204	Dreyfus Tax Exempt Cash Management Fund - Class B Shares
		706,204

Total Investments: 99.1% (Cost: $112,744,811)		120,009,601
Other assets less liabilities: 0.9%		1,144,212

NET ASSETS: 100.0%		$121,153,813

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	0.5%	$553,015
Bond Bank	0.6	786,793
Development	3.5	4,230,869
Education	1.7	2,028,648
Facilities	6.1	7,335,562
General Obligation	15.9	19,103,618
Higher Education	6.2	7,409,386
Medical	23.0	27,570,997
Nursing Homes	1.6	1,886,343
Pollution	1.3	1,567,590
Power	6.0	7,148,308
School District	1.2	1,462,416
Transportation	16.1	19,307,904
Utilities	5.6	6,770,811
Water	10.1	12,141,137
Money Market Fund	0.6	706,204

	100.0%	$120,009,601

The summary of inputs used to value the Fund’s investments as of January 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$119,303,397	$—	$119,303,397
Money Market Fund	706,204	—	—	706,204

Total	$706,204	$119,303,397	$—	$120,009,601

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2013 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 97.8%
Arizona: 0.4%
$150,000	Arizona School Facilities Board, Series B (CP) (FGIC) 5.25%, 09/01/13 (c)	$154,322

California: 7.3%
875,000	California State, Various Purpose (GO) 5.13%, 02/01/14 (c)	917,376
350,000	Clovis California Unified School District, Election 2004-Series A (GO) (FGIC) (NATL) 3.95%, 08/01/19 ^	318,269
500,000	Foothill/Eastern Transportation Corridor Agency California, Senior Lien Series A (RB) 3.53%, 01/01/20 ^	449,430
465,000	Orange County, California Water District Revenue, Series B (CP) (NATL) 5.00%, 08/15/34 (c)	626,866
250,000	Sacramento County, California Sanitation District Financing Authority, Series A (RB) (AMBAC) 5.00%, 12/01/14 (c)	271,288

		2,583,229

Colorado: 8.1%
975,000	Colorado Department of Transportation (RB) (FGIC) (NATL) 5.00%, 12/15/14 (c)	1,059,220
500,000	Colorado Water Resources & Power Development Authority (RB) (NATL) 5.00%, 09/01/14 (c)	536,420
500,000	Garfield Pitkin & Eagle Counties School District No Re-1 Roaring Fork (GO) (AGM) (SAW) 5.00%, 12/15/14 (c)	543,190
680,000	Jefferson County School District No. R-1 (GO) (AGM) (SAW) 5.00%, 12/15/14 (c)	738,738

		2,877,568

Florida: 1.6%
275,000	Hillsborough County, Florida Junior Lien Capital Improvement Program Refunding Revenue (RB) (FGIC) (NATL) 5.00%, 08/01/16	316,715
200,000	Hillsborough County, Industrial Development Authority Revenue (RB) 5.63%, 08/15/18 (c)	250,356

		567,071

Georgia: 1.8%
250,000	Georgia State, Series D (GO) 5.00%, 07/01/14 (c)	266,650
300,000	Georgia State, Series G (GO) 5.00%, 12/01/17 (c)	360,429

		627,079

Illinois: 11.3%
500,000	Chicago, Illinois Metropolitan Water Reclamation District, Greater Chicago (GO) 5.00%, 12/01/16 (c)	583,210
750,000	Illinois State Toll Highway Authority, Senior Priority Series A-1 (RB) (AGM) 5.00%, 07/01/16 (c)	862,447
1,250,000	Illinois State Toll Highway Authority, Senior Priority Series A-2 (RB) (AGM) 5.00%, 07/01/16 (c)	1,437,412
1,000,000	Illinois State Toll Highway Authority, Senior Priority Series A-2 (RB) (AGM) 5.00%, 07/01/16 (c)	1,149,930

		4,032,999

Indiana: 3.0%
1,000,000	Indiana Transportation Finance Authority, Highway Revenue (RB) (FGIC) 5.25%, 06/01/14 (c)	1,065,270

Kentucky: 0.8%
250,000	Kentucky State Property & Buildings Commission, No. 85 (RB) (AGM) 5.00%, 08/01/15 (c)	278,188

Maryland: 1.5%
500,000	Maryland State & Local Facilities Loan, Capital Improvement, First Series A (GO) 5.00%, 02/15/15 (c)	547,045

Massachusetts: 17.3%
500,000	Commonwealth of Massachusetts, Series C (GO) (AGM) 5.50%, 11/01/15	568,800
650,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/15 (c)	721,675
250,000	Massachusetts State Consolidated Loan, Series C (GO) 5.00%, 09/01/15 (c)	279,468
500,000	Massachusetts State Water Resources Authority, Series A (RB) 6.50%, 07/15/19	591,765
3,100,000	Massachusetts Turnpike Authority, Turnpike Revenue, Series A (RB) (FGIC) 5.13%, 01/01/23 (c)	3,991,839

		6,153,547

Michigan: 3.6%
250,000	Detroit, Michigan Sewer Disposal, Senior Lien Series A (RB) (AGM) 5.00%, 07/01/13 (c)	254,853
500,000	Detroit, Michigan Water Supply System Revenue, Second Lien-Series B (RB) (NATL) 5.25%, 07/01/13 (c)	510,105
500,000	Michigan State Hospital Finance Authority Hospital Revenue, Series A (RB) 5.50%, 03/01/13	502,004

		1,266,962

Nebraska: 12.8%
3,000,000	City of Omaha, Nebraska Conventions Center Arena Project, Series A (GO) 6.50%, 12/01/30	4,555,560

Nevada: 1.2%
410,000	Clark County, Nevada School District, Series D (GO) (NATL) 5.00%, 12/15/13 (c)	426,777

New Jersey: 12.0%
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series I (RB) 5.25%, 09/01/14 (c)	539,205
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.75%, 06/15/15	562,925
500,000	New Jersey State Transportation Trust Fund Authority, Series C (RB) (FGIC) 5.25%, 06/15/15 (c)	557,055
500,000	New Jersey State Transportation Trust Fund Authority, Series C (RB) (FGIC) 5.25%, 06/15/15 (c)	557,055
600,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) (AMBAC) 5.00%, 06/15/15 (c)	664,944
1,250,000	New Jersey Transportation Trust Fund Authority, Series C (RB) (NATL) 5.25%, 06/15/15	1,392,637

		4,273,821

New York: 1.7%
285,000	New York Metropolitan Transportation Authority, Dedicated Tax, Series A (RB) (NATL) 6.00%, 04/01/20	361,041
250,000	New York Metropolitan Transportation Authority, Transit Facilities Service Contract, Series 8 (RB) 5.38%, 07/01/13 (c)	255,253

		616,294

North Carolina: 2.3%
100,000	Charlotte-Mecklenburg Hospital Authority, North Carolina Health Care, Series A (RB) 5.00%, 01/15/15 (c)	108,921
515,000	North Carolina Eastern Municipal Power Agency, Power System, Series A (RB) 6.00%, 01/01/22 (c)	700,333

		809,254

Ohio: 3.5%
500,000	Cincinnati, Ohio City School District Classroom Facilities Construction & Improvement (GO) (AGM) 5.00%, 12/01/13 (c)	519,535
500,000	Cincinnati, Ohio City School District Classroom Facilities Construction & Improvement (GO) (AGM) 5.25%, 12/01/13 (c)	520,560
185,000	Ohio State Water Development Authority, Fresh Water Improvement (RB) 5.00%, 06/01/14 (c)	196,592

		1,236,687

Pennsylvania: 3.0%
1,000,000	School District of Philadelphia, Series D (GO) (FGIC) (SAW) 5.25%, 06/01/14 (c)	1,065,270

Tennessee: 0.7%
250,000	City of Memphis, Tennessee Electric System, Series A (RB) (NATL) 5.00%, 12/01/13 (c)	259,768

Texas: 3.1%
250,000	Dallas, Texas Waterworks & Sewer System (RB) 5.00%, 10/01/13 (c)	257,840
780,000	North East Independent School District/TX (GO) 4.75%, 02/01/15 (c)	848,125

		1,105,965

Utah: 0.8%
250,000	Utah Transit Authority, Sales Tax Revenue, Series B (RB) (AGM) 4.75%, 12/15/15 (c)	280,752

Total Municipal Bonds
(Cost: $33,759,916)		34,783,428

Number of Shares

MONEY MARKET FUND: 1.4%
(Cost: $502,005)
502,005	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	502,005

Total Investments: 99.2%
(Cost: $34,261,921)		35,285,433
Other assets less liabilities: 0.8%		285,583

NET ASSETS: 100.0%		$35,571,016

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value

Education	1.5%	$539,205
Facilities	0.8	278,188
General Obligation	25.6	9,022,119
Higher Education	0.3	108,921
Medical	2.1	752,360
Power	2.7	960,101
School District	14.6	5,134,786
Transportation	43.6	15,368,885
Water	7.4	2,618,863
Money Market Fund	1.4	502,005

	100.0%	$35,285,433

The summary of inputs used to value the Fund’s investments as of January 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$34,783,428	$—	$34,783,428
Money Market Fund	502,005	—	—	502,005

Total	$502,005	$34,783,428	$—	$35,285,433

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2013 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.7%
Alabama: 1.6%
$500,000	Alabama Public School & College Authority, Capital Improvement (RB) 5.00%, 12/01/15	$562,970
2,025,000	Alabama Public School & College Authority, Capital Improvement, Series A (RB) 5.00%, 05/01/16	2,304,045

		2,867,015

Arizona: 2.2%
500,000	Arizona State Salt River Project Agricultural Improvement & Power District, Series B (RB) 4.00%, 01/01/16	548,435
250,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 07/01/14	266,175
750,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 07/01/15	829,837
455,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 07/01/17	534,966
575,000	Arizona State Water Infrastructure Finance Authority, Series A (RB) 5.00%, 10/01/14	619,097
865,000	Arizona Transportation Board, Subordinated Highway Revenue, Series A (RB) 5.00%, 07/01/17	1,017,024
305,000	Maricopa County, Arizona Community College District, Series C (GO) 4.00%, 07/01/14	320,595

		4,136,129

Arkansas: 0.6%
1,000,000	State of Arkansas, Federal Highway Grant (GO) 5.00%, 04/01/18	1,208,890

California: 11.5%
250,000	Alameda, California Corridor Transportation Authority, Sub Lien, Series A (RB) (AMBAC) 5.43%, 10/01/13 ^	246,840
750,000	California State Department of Water Resources, Power Supply Revenue, Series L (RB) 5.00%, 05/01/16	854,647
500,000	California State Department of Water Resources, Power Supply Revenue, Series M (RB) 2.00%, 05/01/14	510,250
600,000	California State Department of Water Resources, Series H (RB) (AGM) 5.00%, 05/01/17	705,642
750,000	California State Department of Water Resources, Series M (RB) 5.00%, 05/01/16	854,647
550,000	California State Economic Recovery, Series A (GO) 5.00%, 07/01/16	631,653
1,370,000	California State Various Purpose (GO) 4.00%, 09/01/17	1,558,498
600,000	California State Various Purpose (GO) 5.00%, 03/01/14	630,096
1,000,000	California State Various Purpose (GO) 5.00%, 02/01/15	1,088,320
500,000	California State Various Purpose (GO) 5.00%, 10/01/15	558,150
500,000	California State Various Purpose (GO) 5.00%, 03/01/16	565,070
500,000	California State Various Purpose (GO) 5.00%, 09/01/16	574,380
500,000	California State Various Purpose (GO) 5.00%, 09/01/16	574,380
250,000	California State Various Purpose (GO) 5.00%, 08/01/17	294,875
400,000	California State Various Purpose (GO) 5.00%, 11/01/17	475,092
1,000,000	California State Various Purpose (GO) 5.00%, 04/01/18	1,198,270
1,000,000	California State Various Purpose (GO) 5.00%, 09/01/18	1,210,820
1,385,000	California State Various Purpose (GO) 5.00%, 09/01/18	1,676,986
1,050,000	California State Various Purpose (GO) 5.00%, 09/01/18	1,271,361
1,500,000	California State Various Purpose (GO) 5.50%, 04/01/18	1,834,950
500,000	Los Angeles County Public Works Financing Authority (RB) 5.00%, 08/01/14	527,650
500,000	Los Angeles, California Unified School District, Information Technology Projects, Series A (CP) (AMBAC) 5.00%, 10/01/15	547,850
1,000,000	Los Angeles, California Unified School District, Series J (GO) 5.00%, 07/01/17	1,172,440
500,000	Los Angeles, California Unified School District, Series KY (GO) 5.00%, 07/01/15	551,700
500,000	Regents of University of California Medical Center, Series D (RB) 5.00%, 05/15/14	528,620
500,000	Riverside County, California State Public Safety Communication Project, Series A (CP) (AMBAC) 5.00%, 11/01/14	533,215
10,000	Santa Clara County, California Financing Authority Lease, Capital Projects, Series A (RB) 4.00%, 02/01/17	11,038

		21,187,440

Colorado: 1.6%
1,230,000	Colorado Health Facilities Authority, Catholic Health Initiatives, Series B-3 (RB) 5.00%, 11/11/14 (p)	1,327,908
1,500,000	Colorado Health Facilities Authority, Evangelical Lutheran and Good Samaritan Society Project, Series B (RB) 5.00%, 12/01/14 (p)	1,604,940

		2,932,848

Connecticut: 2.0%
500,000	Connecticut State Economic Recovery, Series A (GO) 4.00%, 01/01/14	517,090
700,000	Connecticut State Economic Recovery, Series A (GO) 5.00%, 01/01/14	730,254
500,000	Connecticut State Economic Recovery, Series A (GO) 5.00%, 01/01/16	562,655
850,000	Connecticut State Transportation Infrastructure, Series A (RB) 5.00%, 12/01/17	1,012,758
500,000	Connecticut State, Series C (GO) 5.25%, 11/01/15	563,790
300,000	Connecticut State, Series C (GO) 5.75%, 11/01/18	376,992

		3,763,539

Delaware: 0.1%
250,000	Delaware State, Series A (GO) 5.00%, 01/01/14	260,875

District of Columbia: 0.2%
320,000	District of Columbia, Series D (RB) 5.00%, 12/01/16	371,539

Florida: 4.8%
400,000	Citizens Property Insurance Corp. (RB) (AGM) 4.00%, 06/01/17	442,932
1,050,000	City of Jacksonville, Florida, Series A (RB) 5.00%, 10/01/15	1,171,527
600,000	City of Jacksonville, Florida, Series A (RB) 5.00%, 10/01/16	689,196
260,000	City of Jacksonville, Florida, Series A (RB) 5.00%, 10/01/16	298,652
475,000	City of Jacksonville, Florida, Series A (RB) 5.00%, 10/01/17	558,605
510,000	Florida Citizens Property Insurance Corp., High Risk Account, Senior Secured A-1 (RB) 5.50%, 06/01/17	595,522
1,000,000	Florida Hurricane Catastrophe Fund Finance Corp., Series A (RB) 5.00%, 07/01/15	1,102,390
250,000	Florida State Board of Education Lottery, Series A (RB) (AMBAC) 5.00%, 07/01/13	254,840
475,000	Florida State Board of Education Lottery, Series E (RB) 5.00%, 07/01/16	542,060
400,000	Palm Beach County School District, Series A (CP) 5.00%, 08/01/16 (p)	453,252
425,000	Polk County School District (RB) (AGM) 5.00%, 10/01/16	475,617
525,000	State of Florida Lottery Revenue (RB) (NATL) 5.00%, 07/01/17	615,531
400,000	State of Florida Lottery Revenue (RB) 5.00%, 07/01/17	468,976
1,000,000	State of Florida, State Board of Education, Series C (GO) 5.00%, 06/01/16	1,141,660

		8,810,760

Georgia: 3.2%
775,000	Georgia State Road & Tollway Authority, Series A (RB) 5.00%, 06/01/17	903,301
2,315,000	Gwinnett County School District, Series A (GO) 4.50%, 10/01/17	2,714,916
500,000	Municipal Electric Authority of Georgia, Series A (RB) 5.00%, 11/01/17	586,005
280,000	Richmond County Board of Education (GO) (SAW) 5.00%, 10/01/17	332,786
750,000	State of Georgia, Series B (GO) 5.00%, 10/01/14	808,560
500,000	State of Georgia, Series D (GO) 5.00%, 05/01/17	590,785

		5,936,353

Hawaii: 0.7%
375,000	Hawaii State, Series DJ (GO) (AMBAC) 5.00%, 04/01/15	411,218
750,000	Honolulu, Hawaii City and County, Series B (GO) (AGM) 5.25%, 07/01/14	801,922

		1,213,140

Illinois: 11.3%
250,000	Chicago, Illinois, Board of Education, Series D (GO) (AGM) 5.00%, 12/01/13	259,768
100,000	Chicago, Illinois, Housing Authority, Capital Refunding (RB) (AGM) 5.00%, 07/01/13	101,791
330,000	Chicago, Illinois, O’Hare International Airport Revenue, Series B (RB) 5.00%, 01/01/17	379,612
250,000	Chicago, Illinois, O’Hare International Airport, 3rd Lien, Series A (RB) 5.00%, 01/01/17	287,585
125,000	Chicago, Illinois, O’Hare International Airport, Passenger Facility Charge, Series A (RB) (AGM) 5.00%, 01/01/14	130,215
250,000	Chicago, Illinois, O’Hare International Airport, Passenger Facility Charge, Series A (RB) (AGM) 5.00%, 01/01/15	270,560
650,000	Chicago, Illinois, Series A (GO) 5.00%, 01/01/18	757,867
750,000	Chicago, Illinois, Transit Authority, Capital Grant Receipts, Section 5309 (RB) 5.00%, 06/01/14	791,752
365,000	County of Cook, Series A (GO) 4.00%, 11/15/16	402,916
500,000	Illinois Finance Authority, Resurrection Health Care Corp. (RB) 5.25%, 05/15/15	539,130
390,000	State of Illinois (GO) 3.50%, 09/01/14	406,294
250,000	State of Illinois (GO) 3.88%, 09/01/17	274,398
1,000,000	State of Illinois (GO) 4.00%, 08/01/14	1,047,110
850,000	State of Illinois (GO) 4.00%, 01/01/17	927,605
500,000	State of Illinois (GO) 5.00%, 01/01/15	536,570
500,000	State of Illinois (GO) (AGM) 5.00%, 01/01/15	536,570
750,000	State of Illinois (GO) 5.00%, 08/01/15	821,617
1,000,000	State of Illinois (GO) 5.00%, 01/01/16	1,103,640
400,000	State of Illinois (GO) (AGM) 5.00%, 01/01/16	441,700
700,000	State of Illinois (GO) 5.00%, 01/01/17	790,314
750,000	State of Illinois (GO) 5.00%, 03/01/17	850,132
5,000,000	State of Illinois (GO) 5.00%, 08/01/17	5,724,150
500,000	State of Illinois (GO) (AGM) 5.00%, 01/01/18	574,285
1,000,000	State of Illinois, Department of Employment Security, Series B (RB) 5.00%, 12/15/16 (c)	1,151,530
500,000	State of Illinois, Sales Tax, Junior Lien (RB) 3.00%, 06/15/16	534,170
500,000	State of Illinois, Series A (GO) 3.00%, 01/01/18	527,080
500,000	State of Illinois, Series A (GO) 3.50%, 09/01/15	530,220
50,000	State of Illinois, Series B (GO) 5.00%, 01/01/15	53,657

		20,752,238

Kentucky: 1.7%
500,000	Kentucky Infrastructure Authority, Wastewater & Drinking Water Revolving Fund, Series A (RB) 5.00%, 02/01/17	585,505
1,710,000	Kentucky Infrastructure Authority, Wastewater & Drinking Water Revolving Fund, Series A (RB) 5.00%, 02/01/18	2,070,810
400,000	Kentucky State Property & Building Commission, Series A (RB) 5.00%, 08/01/17	468,908

		3,125,223

Maine: 0.6%
1,000,000	State of Maine (GO) 5.00%, 05/15/15	1,102,990

Maryland: 0.9%
500,000	Maryland State Transportation Authority (RB) 5.25%, 03/01/16	571,655
445,000	Maryland State Transportation Authority (RB) 5.25%, 03/01/18	542,740
400,000	Prince George’s County, Maryland Consolidated Public Improvement, Series B (GO) 5.00%, 07/15/17	474,556

		1,588,951

Massachusetts: 1.4%
500,000	Commonwealth of Massachusetts, Series A (GO) 5.00%, 03/01/16	566,050
100,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/15	111,027
750,000	Massachusetts Development Finance Agency (RB) 5.00%, 01/14/16 (p)	841,417
500,000	Massachusetts School Building Authority, Sales Tax, Series A (RB) 4.00%, 05/15/14	523,050
500,000	Massachusetts School Building Authority, Sales Tax, Series A (RB) 5.00%, 05/15/15	552,095

		2,593,639

Michigan: 3.2%
500,000	City of Detroit, Michigan, Water and Sewerage Department, Series A (RB) (AGM) 5.00%, 07/01/18	566,340
420,000	Michigan Finance Authority, Clean Water Revolving Fund Revenue (RB) 5.00%, 10/01/14	452,281
2,500,000	Michigan Finance Authority, Unemployment Obligation Assessment (RB) 5.00%, 07/01/18	3,054,375
500,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series B (RB) 5.00%, 11/15/15	559,040
500,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-1 (RB) 2.00%, 05/30/18 (p)	514,545
565,000	Wayne Country Airport Authority, Series A-D (RB) 5.00%, 12/01/18	683,254

		5,829,835

Minnesota: 0.3%
500,000	Minnesota State, Series H (GO) 5.00%, 11/01/14	540,905

Missouri: 0.5%
300,000	Kansas City Municipal Assistance Corp., H. Roe Bartle Convention Center, Series A (RB) (FGIC) (NATL) 5.00%, 04/15/15	325,293
515,000	Mississippi Highways & Transportation Commission, Series A (RB) 2.25%, 05/01/15	535,276

		860,569

Nebraska: 0.3%
250,000	Central Plains Energy Project, Nebraska Gas Project No. 1, Series A (RB) 5.00%, 12/01/14	268,575
250,000	Nebraska Public Power District, Series B (RB) (AGM) 5.00%, 01/01/14	260,920

		529,495

Nevada: 0.7%
250,000	Clark County School District, Series B (GO) 5.00%, 06/15/14	265,558
260,000	Clark County School District, Series B (GO) 5.00%, 06/15/16	296,234
570,000	Clark County School District, Series B (GO) 5.00%, 06/15/17	666,518

		1,228,310

New Jersey: 4.2%
450,000	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB) 5.00%, 06/15/14	474,521
1,110,000	New Jersey Economic Development Authority, School Facilities Construction, Series D (RB) 5.00%, 12/15/17	1,308,579
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series DD (RB) 4.00%, 12/15/16	557,675
1,390,000	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB) 5.00%, 09/01/17	1,625,661
475,000	New Jersey Economic Development Authority, School Facilities Construction, Series O (RB) 5.25%, 03/01/15	519,384
500,000	New Jersey Higher Education Assistance Authority, Student Loan, Series 1A (RB) 5.00%, 12/01/15	551,825
500,000	New Jersey State, Series O (GO) 5.00%, 08/01/15	555,055
150,000	New Jersey Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/17	176,991
635,000	State of New Jersey, Series A (CP) 5.00%, 06/15/17	727,024
1,000,000	State of New Jersey, Series O (GO) 5.00%, 08/01/14	1,069,150
150,000	State of New Jersey, Series Q (GO) 5.00%, 08/15/18	181,112

		7,746,977

New Mexico: 0.2%
250,000	New Mexico Finance Authority, Subordinate Lien, Series A-2 (RB) 5.00%, 12/15/16	289,945

New York: 18.0%
250,000	City of New York, Series E (GO) 4.00%, 08/01/16	277,745
850,000	City of New York, Series E (GO) 5.00%, 08/01/17	1,000,926
450,000	City of New York, Series J (GO) 5.00%, 08/01/17	529,902
900,000	Long Island Power Authority, Electric System, Series A (RB) 4.00%, 05/01/15	962,937
500,000	Long Island Power Authority, Electric System, Series A (RB) 5.00%, 05/01/16	562,725
350,000	Metropolitan Transportation Authority, Series C-2 (RB) 4.00%, 11/15/14	372,295
520,000	Metropolitan Transportation Authority, Series D (RB) 5.00%, 11/15/17	613,335
240,000	New York City Industrial Development Agency, Yankee Stadium (RB) (NATL) 5.00%, 03/01/14	249,948
300,000	New York City Transitional Finance Authority, Series A (RB) 5.00%, 11/01/16	347,160
355,000	New York City Transitional Finance Authority, Series B (RB) 5.00%, 11/01/15	399,229
145,000	New York City Transitional Finance Authority, Series B (RB) 5.00%, 11/01/15	162,896
55,000	New York City Transitional Finance Authority, Series D (RB) 5.00%, 11/01/15	61,868
445,000	New York City Transitional Finance Authority, Series D (RB) 5.00%, 11/01/15	500,443
790,000	New York City Transitional Finance Authority, Series E (RB) 3.00%, 11/01/14	827,248
210,000	New York City Transitional Finance Authority, Series E (RB) 3.00%, 11/01/14	219,939
750,000	New York City Transitional Finance Authority, Sub Series A-1 (RB) 5.00%, 05/01/15	828,412
500,000	New York City Transitional Finance Authority, Sub Series C-1 (RB) 4.00%, 11/01/16	561,965
300,000	New York City, Series D (GO) 5.00%, 02/01/16	337,995
600,000	New York City, Series D (GO) 5.00%, 10/01/17	709,800
500,000	New York City, Series E (GO) 4.00%, 08/01/14	527,080
300,000	New York City, Series I (GO) 5.00%, 08/01/17	353,268
500,000	New York City, Series K (GO) 4.00%, 08/01/14	527,080
405,000	New York State Dormitory Authority, City University System, Series A (RB) 4.00%, 07/01/14	425,708
600,000	New York State Dormitory Authority, City University System, Series A (RB) 5.00%, 07/01/14	639,084
410,000	New York State Dormitory Authority, Mental Health Services, Series A (RB) 5.50%, 02/15/17	482,656
600,000	New York State Dormitory Authority, State Personal Education, Series C (RB) 5.00%, 03/15/15	657,828
250,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/14	263,253
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 06/15/18	1,205,380
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series E (RB) 5.00%, 02/15/15	1,092,590
500,000	New York State Dormitory Authority, State Personal Income Tax, Series G (RB) 5.00%, 03/15/15	548,190
250,000	New York State Environmental Facilities Corp., State Personal Income, Series A (RB) 5.00%, 12/15/13	260,318
250,000	New York State Thruway Authority, General Revenue, Series H (RB) (NATL) 5.00%, 01/01/14	260,570
1,000,000	New York State Thruway Authority, Local Highway & Bridge Service Contract Bonds (RB) 5.00%, 04/01/16	1,134,300
200,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 4.25%, 04/01/15	216,284
125,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/13	125,937
500,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/14	527,145
500,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series B (RB) 5.00%, 04/01/14	527,145
450,000	New York State Thruway Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/15	493,371
385,000	New York State Thruway Authority, State Personal Refunding, Series A (RB) 5.00%, 03/15/17	450,947
300,000	New York State Urban Development Corp, Series C (RB) 5.00%, 03/15/17	351,387
580,000	New York State Urban Development Corp, Series D (RB) 5.00%, 01/01/16	653,213
260,000	New York State Urban Development Corp., Service Contract, Series A (RB) 5.00%, 01/01/14	271,164
250,000	New York State Urban Development Corp., Service Contract, Series D (RB) 5.25%, 01/01/17	292,165
500,000	New York State Urban Development Corp., State Personal Income Tax, Series C (RB) 5.00%, 12/15/13	520,595
2,665,000	New York State Urban Development Corp., State Personal Income Tax, Series C (RB) 5.00%, 12/15/18	3,253,352
2,000,000	New York State, Series A (GO) 3.00%, 02/01/16	2,142,600
500,000	New York State, Series A (GO) 3.00%, 03/01/16	536,475
1,000,000	Tobacco Settlement Financing Corp. (RB) 5.00%, 06/01/14	1,061,010
1,000,000	Tobacco Settlement Financing Corp. (RB) 5.00%, 06/01/17	1,165,090
1,000,000	Tobacco Settlement Financing Corp. (RB) 5.00%, 06/01/18	1,195,910
400,000	Town of Oyster Bay (GO) 3.00%, 08/15/17	426,168
500,000	Triborough Bridge & Tunnel Authority of New York, MTA Bridges and Tunnels, Series A (RB) 5.00%, 11/15/16	577,785
300,000	Triborough Bridge & Tunnel Authority of New York, MTA Bridges and Tunnels, Series D (RB) 5.00%, 11/15/15	336,837

		33,028,653

North Carolina: 3.0%
300,000	North Carolina Eastern Municipal Power Agency, Series A (RB) 5.00%, 01/01/15	324,492
250,000	North Carolina Eastern Municipal Power Agency, Series B (RB) 5.00%, 01/01/16	279,328
2,270,000	North Carolina State, Department of State Treasurer (RB) 5.00%, 03/01/16	2,556,542
325,000	North Carolina State, Series A (GO) 5.00%, 03/01/15	356,103
300,000	North Carolina State, Series A (GO) 5.00%, 03/01/17	352,491
810,000	North Carolina, Capital Improvement, Series A (RB) 5.00%, 05/01/15	892,579
250,000	North Carolina, Infrastructure Financing Corp., Series A (CP) (AGM) 5.00%, 05/01/14	264,390
500,000	Wake County, North Carolina, Series D (GO) 4.00%, 02/01/15	536,140

		5,562,065

Ohio: 1.4%
250,000	Ohio State Major New State Infrastructure Project, Series 1 (RB) (AGM) 5.00%, 06/15/14	265,665
225,000	Ohio State University, Series A (RB) 5.00%, 12/01/13	233,888
25,000	Ohio State University, Series A (RB) 5.00%, 12/01/13	25,977
850,000	Ohio State Water Development Authority, Series A (RB) 3.38%, 07/01/15 (p)	885,249
1,000,000	State of Ohio, Higher Education, Series C (GO) 5.00%, 08/01/16	1,148,320

		2,559,099

Oregon: 0.1%
250,000	City of Portland, Series A (RB) (AGM) 5.00%, 06/15/16	285,558

Pennsylvania: 3.9%
400,000	Allegheny County, Pennsylvania Hospital Development Authority, Pittsburgh University Medical Center, Series A (RB) 5.00%, 05/15/14	423,480
2,500,000	Commonwealth of Pennsylvania (GO) 5.00%, 07/01/17	2,951,225
1,000,000	Commonwealth of Pennsylvania (GO) 5.00%, 07/01/17	1,180,490
1,000,000	Commonwealth of Pennsylvania (GO) 5.00%, 07/01/18	1,210,550
750,000	Commonwealth of Pennsylvania, Series A (GO) 5.00%, 08/01/17 (c)	883,170
250,000	Pennsylvania Higher Educational Facilities Authority (RB) 5.00%, 06/15/16	284,125
250,000	Pennsylvania Intergovernmental Cooperation Authority (ST) 5.00%, 06/15/14	265,983

		7,199,023

Puerto Rico: 3.9%
475,000	Puerto Rico Commonwealth Highway & Transportation Authority, Series CC (RB) 5.00%, 07/01/16	500,797
250,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series C (RB) (AMBAC) 5.50%, 07/01/13	253,510
250,000	Puerto Rico Commonwealth, Government Development, Series B (RB) 5.00%, 12/01/14	262,888
500,000	Puerto Rico Commonwealth, Government Development, Series B (RB) 5.00%, 12/01/15	529,070
750,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) (AGO) 5.00%, 07/01/15	794,580
225,000	Puerto Rico Electric Power Authority, Series QQ (RB) (XLCA) 5.25%, 07/01/14	235,080
200,000	Puerto Rico Electric Power Authority, Series SS (RB) (NATL) 5.00%, 07/01/14	208,272
75,000	Puerto Rico Electric Power Authority, Series UU (RB) (NATL) 4.00%, 07/01/14	77,068
555,000	Puerto Rico Electric Power Authority, Series ZZ (RB) 5.00%, 07/01/17	595,021
375,000	Puerto Rico Electric Power Authority, Series ZZ (RB) 5.00%, 07/01/18	404,580
1,050,000	Puerto Rico Public Buildings Authority, Government Facilities, Series M (RB) (COMWLTH GTD) 5.75%, 07/01/15	1,120,528
500,000	Puerto Rico Public Buildings Authority, Series N (RB) (COMWLTH GTD) 5.25%, 07/01/16	531,150
220,000	Puerto Rico Sales Tax Financing Corp., Sales Tax, First Sub-Series A (RB) 3.75%, 08/01/15	231,827
1,245,000	Puerto Rico Sales Tax Financing Corp., Sales Tax, First Sub-Series A (RB) 4.25%, 08/01/17	1,357,423

		7,101,794

South Carolina: 1.0%
1,000,000	Piedmont Municipal Power Agency, Series A (RB) 5.00%, 01/01/17	1,141,260
585,000	South Carolina State Public Service Authority (RB) (AMBAC) 5.00%, 01/01/17 (c)	677,570

		1,818,830

Tennessee: 0.3%
485,000	City of Memphis, Electric System Revenue (RB) 5.00%, 12/01/16	563,715

Texas: 6.8%
550,000	City of Dallas, Fort Worth International Airport, Series B (RB) 5.00%, 11/01/18	659,142
500,000	City of Dallas, Texas Refunding & Improvement, Series A (GO) 5.00%, 02/15/18	599,190
460,000	City of Houston, Texas, Series A (GO) 5.00%, 03/01/18	551,784
300,000	City of San Antonio Texas, Series D (RB) 5.00%, 02/01/17	350,142
505,000	Harris County Tall Road Authority, Series A (RB) (NATL) 5.00%, 08/15/16	578,250
250,000	Harris County, Texas Metropolitan Transit Authority, Series B (RB) 5.00%, 11/01/16	289,300
250,000	Houston, Texas Independent School District (GO) 5.00%, 02/15/14	262,183
450,000	Houston, Texas Public Improvement Refunding, Series A (GO) (NATL) 5.00%, 03/01/16	509,445
250,000	Houston, Texas Utility System, Combined 1st Lien Series A (RB) (AGM) 5.25%, 11/15/14	271,783
500,000	Klein Independent School District, Series A (GO) 5.00%, 08/01/17	593,140
630,000	Lower Colorado River Authority (RB) 5.00%, 05/15/16	714,332
250,000	Texas Municipal Gas Acquisition & Supply Corp., Senior Lien Series A (RB) 5.00%, 12/15/14	269,018
2,210,000	Texas Public Finance Authority (GO) 5.00%, 10/01/18	2,701,681
500,000	Texas Public Finance Authority, Series A (GO) 5.00%, 10/01/15	560,265
1,050,000	Texas Public Finance Authority, Series B (RB) 5.00%, 07/01/15 (c)	1,162,570
250,000	Texas State University System, Board of Regents (RB) 5.00%, 03/15/18	299,015
250,000	Texas Transportation Commission, Series A (RB) 5.00%, 04/01/16 (c)	283,658
125,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 4.00%, 04/01/13	125,752
250,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 04/01/14	263,633
1,300,000	Texas Water Development Board, Series A (RB) 5.00%, 07/15/17	1,541,683

		12,585,966

Utah: 1.6%
750,000	Intermountain Power Agency, Subordinated Power Supply Revenue, Series A (RB) 5.00%, 07/01/14 (c)	795,900
1,000,000	State of Utah, Series C (GO) 5.00%, 07/01/17	1,186,700
825,000	Utah State Board of Regents, Series EE-2 (RB) 4.50%, 11/01/17	952,099

		2,934,699

Virginia: 1.6%
500,000	Fairfax County, Virginia Public Improvement, Series A (GO) (SAW) 5.00%, 04/01/14	527,505
450,000	Fairfax County, Virginia Public Improvement, Series A (GO) (SAW) 5.00%, 04/01/15	494,586
125,000	Loudoun County, Virginia, Series B (GO) (SAW) 5.00%, 12/01/13	129,948
500,000	Virginia College Building Authority, Public Higher Education Financing Program, Series A-1 (RB) 5.00%, 09/01/17	592,855
1,105,000	Virginia Commonwealth Transportation Board, Series A (RB) 5.00%, 03/15/15	1,208,550

		2,953,444

Washington: 3.3%
1,000,000	Energy Northwest, Project 1 Electric Revenue Refunding, Series A (RB) 5.00%, 07/01/17	1,179,540
395,000	Energy Northwest, Project 3 Electric Revenue Refunding, Series A (RB) 5.00%, 07/01/15	437,549
525,000	Washington State, Motor Vehicle Fuel Tax, Series C (GO) 5.00%, 07/01/17	620,009
500,000	Washington State, Motor Vehicle Fuel Tax, Series D (GO) 5.00%, 01/01/17	581,635
500,000	Washington State, Various Purpose, Series B (GO) 5.00%, 07/01/17	590,485
1,540,000	Washington State, Various Purpose, Series R-A (GO) 5.00%, 01/01/18	1,837,420
675,000	Washington State, Various Purpose, Series R-D (GO) 5.00%, 07/01/15	747,880

		5,994,518

Total Municipal Bonds (Cost: $178,748,798)		181,464,969

Number of Shares

MONEY MARKET FUND: 0.2% (Cost: $355,184)
355,184	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	355,184

Total Investments: 98.9% (Cost: $179,103,982)		181,820,153
Other assets less liabilities: 1.1%		2,030,678

NET ASSETS: 100.0%		$183,850,831

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
ST	Special Tax
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	1.3%	$2,410,368
Development	2.1	3,838,656
Education	5.1	9,171,200
Facilities	6.3	11,506,086
General Obligation	47.5	86,337,721
Higher Education	4.0	7,302,374
Medical	5.0	9,004,319
Multifamily Housing	0.1	101,791
Pollution	0.5	885,249
Power	7.6	13,830,057
School District	4.0	7,330,307
Student Loan	0.5	952,099
Transportation	12.1	22,062,863
Utilities	0.3	537,593
Water	3.4	6,194,286
Money Market Fund	0.2	355,184

	100.0%	$181,820,153

The summary of inputs used to value the Fund’s investments as of January 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$181,464,969	$—	$181,464,969
Money Market Fund	355,184	—	—	355,184

Total	$355,184	$181,464,969	$—	$181,820,153

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS
January 31, 2013 (unaudited)

Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Closed-end publicly listed fund investments are valued at their official market closing price and are categorized as Level 1 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities, dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of January 31, 2013, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

CEF Municipal	$26,244,114	$224,525	$(41,301)	$183,224
High-Yield	1,015,369,942	74,537,931	(4,180,173)	70,357,758
Intermediate	737,894,131	31,654,865	(2,351,456)	29,303,409
Long	112,730,249	7,658,337	(378,985)	7,279,352
Pre-Refunded	34,261,877	1,028,418	(4,862)	1,023,556
Short	179,097,495	2,890,204	(167,546)	2,722,658

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: March 27, 2013

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: March 27, 2013